United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/14

Date of Reporting Period: Quarter ended 04/30/14

Item 1. Schedule of Investments

Federated Automated Cash Management Trust
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.0%
		Finance - Automotive—1.0%
$7,368,897	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A1, 0.250%, 2/20/2015	$7,368,897
2,350,722	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class A1, 0.250%, 9/15/2014	2,350,722
12,888,082		Santander Drive Auto Receivables Trust 2014-1, Class A1, 0.270%, 1/15/2015	12,888,082
		TOTAL ASSET-BACKED SECURITIES	22,607,701
		CERTIFICATES OF DEPOSIT—35.1%
		Finance - Banking—35.1%
66,000,000		BNP Paribas SA, 0.210%—0.220%, 5/12/2014 - 6/12/2014	66,000,000
30,000,000	[3]	Bank of Montreal, 0.234%, 6/12/2014	30,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.250%, 6/23/2014	25,000,000
50,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%—0.210%, 7/7/2014 - 8/28/2014	50,000,000
50,200,000	[3]	Canadian Imperial Bank of Commerce, 0.292%, 5/27/2014	50,200,000
50,000,000		Credit Agricole Corporate and Investment Bank, 0.210%, 7/31/2014	50,000,000
10,000,000		Credit Suisse, Zurich, 0.230%, 6/19/2014	10,000,000
10,000,000		Credit Suisse, Zurich, 0.230%, 6/24/2014	10,000,000
18,000,000		Credit Suisse, Zurich, 0.230%, 7/18/2014	18,000,000
10,000,000		Credit Suisse, Zurich, 0.230%, 8/14/2014	10,000,000
10,000,000		Deutsche Bank AG, 0.210%, 7/28/2014	10,000,000
30,000,000		Deutsche Bank AG, 0.230%, 6/27/2014	30,000,000
40,000,000	[3]	Deutsche Bank AG, 0.330%, 5/1/2014	40,000,000
40,000,000		JPMorgan Chase Bank, N.A., 0.380%—0.420%, 5/15/2014 - 7/30/2014	40,000,000
40,000,000	[3]	JPMorgan Chase Bank, N.A., 0.412%, 5/21/2014	40,000,000
80,000,000		Mizuho Bank Ltd., 0.200%, 6/20/2014 - 7/15/2014	79,999,999
30,000,000	[3]	Royal Bank of Canada, Montreal, 0.232%, 5/27/2014	30,000,000
15,000,000		Societe Generale, Paris, 0.210%, 6/13/2014	15,000,000
50,000,000		Standard Chartered Bank PLC, 0.200%, 5/14/2014	49,996,391
105,000,000		Sumitomo Mitsui Banking Corp., 0.220%, 5/19/2014 - 7/1/2014	105,000,000
5,000,000	[3]	Toronto Dominion Bank, 0.212%, 5/19/2014	5,000,000
20,000,000	[3]	Toronto Dominion Bank, 0.226%, 7/15/2014	20,000,000
30,000,000		Toronto Dominion Bank, 0.300%, 1/27/2015	30,000,000
20,000,000	[3]	Wells Fargo Bank, N.A., 0.233%, 6/17/2014	20,000,000
		TOTAL CERTIFICATES OF DEPOSIT	834,196,390
		COLLATERALIZED LOAN AGREEMENTS—14.5%
		Finance - Banking—14.5%
49,000,000		Barclays Capital, Inc., 0.203%—0.679%, 5/27/2014 - 1/21/2015	49,000,000
78,000,000		Citigroup Global Markets, Inc., 0.588%—0.750%, 5/1/2014 - 6/16/2014	78,000,000
70,000,000		Credit Suisse Securities (USA) LLC, 0.213%—0.578%, 5/1/2014 - 5/19/2014	70,000,000
30,000,000		Deutsche Bank Securities, Inc., 0.233%, 5/1/2014	30,000,000
37,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.385%, 5/1/2014	37,000,000
55,700,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 5/1/2014 - 5/16/2014	55,700,000
25,000,000		Wells Fargo Securities, LLC, 0.375%, 7/14/2014	25,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	344,700,000
		COMMERCIAL PAPER—22.9%[4]
		Finance - Banking—15.2%
50,000,000		Barclays US Funding Corp., 0.200%, 6/6/2014	49,990,000
30,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.130%—0.331%, 5/30/2014 - 8/5/2014	29,992,982
95,000,000		ING (U.S.) Funding LLC, 0.200%—0.210%, 5/15/2014 - 7/2/2014	94,980,241
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Banking—continued
$30,000,000	[1,2]	JPMorgan Securities LLC, 0.230%—0.300%, 6/16/2014 - 9/3/2014	$29,986,423
30,000,000	[1,2]	Matchpoint Master Trust, 0.220%, 6/16/2014	29,991,567
100,000,000	[1,2]	Nationwide Building Society, 0.200%—0.210%, 6/13/2014 - 7/11/2014	99,966,301
25,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.245%, 5/2/2014	24,999,829
		TOTAL	359,907,343
		Finance - Commercial—2.9%
70,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210%, 5/9/2014 - 7/24/2014	69,987,867
		Finance - Retail—2.7%
20,000,000	[1,2]	Chariot Funding LLC, 0.301%, 7/29/2014	19,985,167
45,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.301%, 6/5/2014 - 9/12/2014	44,970,375
		TOTAL	64,955,542
		Sovereign—2.1%
50,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.235%, 6/18/2014	49,984,333
		TOTAL COMMERCIAL PAPER	544,835,085
		CORPORATE BONDS—1.0%
		Finance - Banking—0.0%
1,000,000	[1,2]	Commonwealth Bank of Australia, 3.750%, 10/15/2014	1,015,931
		Finance—Commercial - 0.4%
1,467,000	[3]	General Electric Capital Corp., 0.493%, 6/16/2014	1,468,501
6,775,000		General Electric Capital Corp., 5.500%, 6/4/2014	6,807,140
		TOTAL	8,275,641
		Insurance—0.6%
1,695,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	1,714,713
11,500,000	[1,2]	Metropolitan Life Global Funding I, 5.125%, 6/10/2014	11,562,077
1,000,000	[1,2]	New York Life Global Funding, 1.300%, 1/12/2015	1,007,317
		TOTAL	14,284,107
		TOTAL CORPORATE BONDS	23,575,679
		CORPORATE NOTE—0.0%
		Finance - Banking—0.0%
1,100,000		Toronto Dominion Bank, 1.375%, 7/14/2014	1,102,396
		NOTES - VARIABLE—11.4%[3]
		Aerospace/Auto—5.3%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.227%, 7/14/2014	50,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.227%, 7/14/2014	50,000,000
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.230%, 7/8/2014	25,000,000
		TOTAL	125,000,000
		Finance - Banking—5.1%
5,715,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.150%, 5/1/2014	5,715,000
2,815,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.760%, 5/7/2014	2,815,000
8,235,000		California Statewide CDA, (Series 2005-B), (Union Bank, N.A. LOC), 0.400%, 5/1/2014	8,235,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.120%, 5/1/2014	25,000,000
10,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.120%, 5/1/2014	10,000,000
9,719,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.110%, 5/1/2014	9,719,000
2,425,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.240%, 5/1/2014	2,425,000
5,000,000		Royal Bank of Canada, Montreal, 0.460%, 7/7/2014	5,007,966
6,390,000		Royal Crest Dairy, Inc., (Series 2011), (U.S. Bank, N.A. LOC), 0.200%, 5/1/2014	6,390,000
19,185,000		Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.130%, 5/1/2014	19,185,000
2,000,000		Wells Fargo Bank, N.A., 0.325%, 6/20/2014	2,000,000
25,000,000		Wells Fargo Bank, N.A., 0.334%, 6/23/2014	25,000,000
		TOTAL	121,491,966
2

Principal Amount		Value
	NOTES - VARIABLE—continued[3]
	Finance - Commercial—0.0%
$680,000	General Electric Capital Corp., 0.866%, 6/2/2014	$680,383
	Government Agency—1.0%
9,960,000	Capital Trust Agency, FL, (FNMA LOC), 0.130%, 5/1/2014	9,960,000
1,695,000	Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.350%, 5/1/2014	1,695,000
7,450,000	Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.140%, 5/1/2014	7,450,000
4,235,000	Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.250%, 5/1/2014	4,235,000
	TOTAL	23,340,000
	TOTAL NOTES - VARIABLE	270,512,349
	TIME DEPOSIT—2.3%
	Finance - Banking—2.3%
55,000,000	Toronto Dominion Bank, 0.080%, 5/1/2014	55,000,000
	REPURCHASE AGREEMENTS—11.8%
55,029,000	Interest in $4,000,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,005,556 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,005,676.	55,029,000
225,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.07%, dated 4/30/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,003,889 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agencies and a U.S. Treasury security with various maturities to 1/1/2044 and the market value of those underlying securities was $2,042,543,247.	225,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	280,029,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	2,376,558,600
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	(912,599)
	TOTAL NET ASSETS—100%	$2,375,646,001
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $399,884,672, which represented 16.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $399,884,672, which represented 16.8% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
3

Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
LOC	—Letter of Credit
4
Federated Automated Government Money Trust
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—63.2%
$125,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,000,694 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2016 and the market value of those underlying securities was $510,000,762.	$125,000,000
50,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.06%, dated 4/17/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $920,044,467 on 5/16/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2021 and the market value of those underlying securities was $938,421,949.	50,000,000
15,000,000	[1]	Interest in $1,002,000,000 joint repurchase agreement 0.07%, dated 3/20/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,002,116,900 on 5/19/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,022,123,496.	15,000,000
20,000,000	[1]	Interest in $412,000,000 joint repurchase agreement 0.07%, dated 4/24/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $412,072,100 on 7/23/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $420,245,726.	20,000,000
26,000,000	[1]	Interest in $600,000,000 joint repurchase agreement 0.06%, dated 2/3/2014 under which Bank of Montreal will repurchase securities provided as collateral for $600,091,000 on 5/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $612,088,758.	26,000,000
125,000,000		Interest in $550,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $550,000,764 on 5/1/2014. The securities provided as collateral at the end of the period, were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $561,000,816.	125,000,000
45,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.06%, dated 4/16/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $920,042,933 on 5/15/2014. The securities provided as collateral at the end of the period, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $938,421,952.	45,000,000
46,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.06%, dated 4/21/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $920,046,000 on 5/21/2014. The securities provided as collateral at the end of the period, were U.S. Treasury securities with various maturities to 5/15/2023 and the market value of those underlying securities was $938,415,699.	46,000,000
23,000,000		Interest in $458,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $458,004,453 on 5/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2020 and the market value of those underlying securities was $467,160,665.	23,000,000
117,622,000		Interest in $4,000,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,005,556 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,005,676.	117,622,000
125,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,002,083 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,530,002,127.	125,000,000
60,000,000	[1]	Interest in $665,000,000 joint repurchase agreement 0.06%, dated 4/16/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $665,037,683 on 5/21/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $678,315,911.	60,000,000
60,000,000	[1]	Interest in $1,175,000,000 joint repurchase agreement 0.06%, dated 4/3/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,175,066,583 on 5/8/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,198,554,023.	60,000,000
12,000,000	[1]	Interest in $229,000,000 joint repurchase agreement 0.06%, dated 4/30/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $229,022,900 on 6/30/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $233,052,219.	12,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	849,622,000
		U.S. TREASURY—38.0%
30,000,000	[2]	United States Treasury Bills, 0.045%, 5/29/2014	29,998,950
20,000,000	[2]	United States Treasury Bills, 0.080%, 9/4/2014	19,994,400
1

Principal Amount			Value
		U.S. TREASURY—continued
$60,000,000	[2]	United States Treasury Bills, 0.105%, 5/15/2014	$59,997,550
7,500,000	[2]	United States Treasury Bills, 0.105%, 4/30/2015	7,492,038
2,000,000	[3]	United States Treasury Floating Rate Notes, 0.095%, 5/6/2014	1,999,112
45,750,000		United States Treasury Notes, 0.125% - 2.625%, 7/31/2014	46,013,693
119,000,000		United States Treasury Notes, 0.250% - 2.250%, 5/31/2014	119,147,895
28,500,000		United States Treasury Notes, 0.250% - 2.625%, 6/30/2014	28,589,658
36,000,000		United States Treasury Notes, 0.500% - 4.250%, 8/15/2014	36,108,806
36,250,000		United States Treasury Notes, 0.625%, 7/15/2014	36,288,151
67,000,000		United States Treasury Notes, 1.000% - 4.750%, 5/15/2014	67,090,304
3,000,000		United States Treasury Notes, 2.125%, 11/30/2014	3,035,177
14,500,000		United States Treasury Notes, 2.250%, 1/31/2015	14,730,815
5,000,000		United States Treasury Notes, 2.375%, 8/31/2014	5,036,867
23,000,000		United States Treasury Notes, 2.375%, 10/31/2014	23,258,311
4,200,000		United States Treasury Notes, 2.625%, 12/31/2014	4,268,617
4,000,000		United States Treasury Notes, 4.000%, 2/15/2015	4,122,455
4,000,000		United States Treasury Notes, 4.250%, 11/15/2014	4,088,771
		TOTAL U.S. TREASURY	511,261,570
		TOTAL INVESTMENTS—101.2% (AT AMORTIZED COST)[4]	1,360,883,570
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[5]	(16,558,363)
		TOTAL NET ASSETS—100%	$1,344,325,207
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Floating rate notes with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2
Federated Capital Reserves Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.4%
		Finance - Automotive—0.5%
$25,000,000	[1,2]	ARI Fleet Lease Trust 2014-A, Class A1, 0.250%, 4/15/2015	$25,000,000
6,761,208	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A1, 0.290%, 8/20/2014	6,761,208
20,000,000	[1,2]	GM Financial Automobile Leasing Trust 2014-1, Class A1, 0.250%, 4/20/2015	20,000,000
2,350,722	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class A1, 0.250%, 9/15/2014	2,350,722
		TOTAL	54,111,930
		Finance - Equipment—0.9%
18,014,423	[1,2]	Ascentium Equipment Receivables 2014-1 LLC, Class A1, 0.450%, 3/10/2015	18,014,423
75,000,000	[1,2]	GE Equipment Small Ticket LLC Series 2014-1, Class A1, 0.250%, 4/24/2015	75,000,000
9,581,006	[1,2]	Leaf Equipment Contract Backed Notes, Series 2013-1, Class A1, 0.320%, 10/15/2014	9,581,006
5,780,877	[1,2]	MMAF Equipment Finance LLC Series 2013-A, Class A1, 0.280%, 9/5/2014	5,780,877
		TOTAL	108,376,306
		TOTAL ASSET-BACKED SECURITIES	162,488,236
		CERTIFICATES OF DEPOSIT—29.5%
		Banking—29.5%
45,000,000		Bank of Nova Scotia, Toronto, 0.240%, 10/20/2014	45,000,000
70,000,000		Bank of Nova Scotia, Toronto, 0.250%, 6/23/2014	70,000,000
175,000,000		Bank of Nova Scotia, Toronto, 0.250%, 8/7/2014	175,000,000
559,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.220%, 5/28/2014 - 8/28/2014	559,000,000
400,000,000		BNP Paribas SA, 0.220%, 6/6/2014	400,000,000
150,000,000		Credit Agricole Corporate and Investment Bank, 0.210%, 7/31/2014	150,000,000
10,000,000		Credit Suisse, Zurich, 0.230%, 6/24/2014	10,000,000
200,000,000		Credit Suisse, Zurich, 0.230%, 7/18/2014	200,000,000
150,000,000		Deutsche Bank AG, 0.210%, 7/28/2014	150,000,000
100,000,000		Deutsche Bank AG, 0.230%, 6/27/2014	100,000,000
155,000,000		Deutsche Bank AG, 0.230%, 6/30/2014	155,000,000
20,000,000		Deutsche Bank AG, 0.240%, 6/26/2014	20,000,000
120,000,000		Deutsche Bank AG, 0.246%, 4/23/2015	120,000,000
150,000,000		JPMorgan Chase Bank, N.A., 0.320%, 6/2/2014	150,000,000
285,002,325		Mizuho Bank Ltd., 0.200%, 5/29/2014 - 7/15/2014	285,002,325
77,000,000		Natixis, 0.240% - 0.250%, 5/27/2014 - 5/28/2014	77,000,000
20,000,000		Rabobank Nederland NV, Utrecht, 0.240%, 6/25/2014	20,000,000
70,000,000		Societe Generale, Paris, 0.210%, 6/13/2014	70,000,000
600,100,000		Sumitomo Mitsui Banking Corp., 0.220% - 0.230%, 5/23/2014 - 8/1/2014	600,100,000
100,000,000		Toronto Dominion Bank, 0.320%, 6/9/2014	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,456,102,325
		COLLATERALIZED LOAN AGREEMENTS—10.8%
		Banking—10.8%
325,000,000		Barclays Capital, Inc., 0.203% - 0.679%, 5/27/2014 - 1/21/2015	325,000,000
360,000,000		Citigroup Global Markets, Inc., 0.537% - 0.750%, 5/1/2014 - 6/16/2014	360,000,000
220,000,000		Credit Suisse Securities (USA) LLC, 0.548% - 0.639%, 5/19/2014 - 7/16/2014	220,000,000
20,000,000		Goldman Sachs & Co., 0.284%, 5/7/2014	20,000,000
145,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.385% - 0.689%, 5/1/2014 - 7/22/2014	145,000,000
200,000,000		Wells Fargo Securities, LLC, 0.233% - 0.406%, 5/1/2014 - 6/13/2014	200,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,270,000,000
1

Principal Amount			Value
		COMMERCIAL PAPER—22.3%[3]
		Aerospace / Auto—0.2%
$17,150,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.250%, 6/9/2014	$17,145,355
		Banking—16.5%
140,000,000		Barclays US Funding Corp., 0.200%, 6/6/2014	139,972,000
25,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.130%, 5/30/2014	24,997,382
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.230%, 6/9/2014	24,993,771
579,716,000		ING (U.S.) Funding LLC, 0.200% - 0.210%, 5/2/2014 - 7/25/2014	579,541,460
250,000,000		Lloyds Bank PLC, London, 0.090%, 5/6/2014	249,996,875
185,000,000	[1,2]	LMA-Americas LLC, 0.220% - 0.230%, 5/13/2014 - 7/23/2014	184,949,096
302,500,000	[1,2]	Nationwide Building Society, 0.200%, 7/11/2014 - 7/18/2014	302,375,694
40,000,000	[1,2]	Northern Pines Funding LLC, 0.240%, 7/2/2014	39,983,467
65,000,000		PNC Bank, N.A., 0.300%, 11/4/2014	65,000,000
125,000,000		PNC Bank, N.A., 0.300%, 11/7/2014	125,000,000
50,000,000		PNC Bank, N.A., 0.310%, 1/16/2015	50,000,000
150,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.225%, 5/2/2014	149,999,062
		TOTAL	1,936,808,807
		Finance - Commercial—2.0%
235,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210% - 0.220%, 6/3/2014 - 7/24/2014	234,925,604
		Finance - Retail—1.6%
24,600,000	[1,2]	Chariot Funding LLC, 0.301%, 6/2/2014	24,593,440
163,500,000	[1,2]	Jupiter Securitization Co. LLC, 0.281%, 10/20/2014 - 12/29/2014	163,221,906
		TOTAL	187,815,346
		Food & Beverage—0.2%
25,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.260%, 6/9/2014 - 6/11/2014	24,992,828
		Oil & Oil Finance—0.1%
10,800,000	[1,2]	Enbridge (U.S.) Inc., 0.250%, 5/16/2014 - 5/28/2014	10,798,292
		Sovereign—1.7%
200,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.235%, 6/18/2014	199,937,333
		TOTAL COMMERCIAL PAPER	2,612,423,565
		CORPORATE BONDS—0.6%
		Finance - Commercial—0.1%
5,350,000		General Electric Capital Corp., 5.500%, 6/4/2014	5,375,657
400,000		General Electric Capital Corp., 5.650%, 6/9/2014	402,235
		TOTAL	5,777,892
		Insurance—0.2%
18,700,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	18,913,586
		Municipal—0.3%
10,000,000		Brick Township, NJ, (Series 2014A), 0.750%, 7/22/2014	10,007,203
30,000,000		New Jersey State, 2.000%, 6/26/2014	30,076,051
		TOTAL	40,083,254
		TOTAL CORPORATE BONDS	64,774,732
		NOTES - VARIABLE—25.5%[4]
		Aerospace / Auto—0.3%
35,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.227%, 7/14/2014	35,000,000
		Banking—22.4%
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.402%, 10/3/2014	100,000,000
100,000,000		Bank of Montreal, 0.221%, 5/20/2014	100,000,000
115,050,000		Bank of Montreal, 0.227%, 7/14/2014	115,052,546
199,000,000		Bank of Montreal, 0.228%, 7/21/2014	199,000,000
75,000,000		Bank of Montreal, 0.234%, 6/12/2014	75,000,000
124,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Shares (Series T0009), 0.140%, 5/1/2014	124,050,000
2

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Banking—continued
$56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Shares (Series T0017), 0.140%, 5/1/2014	$56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Shares (Series T0019), 0.170%, 5/1/2014	34,140,000
113,000,000	[1,2]	BlackRock MuniYield Quality Fund II, Inc., VMTP Shares (Series T0012), 0.190%, 5/1/2014	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Shares (Series T0015), 0.190%, 5/1/2014	20,000,000
80,000,000		Canadian Imperial Bank of Commerce, 0.292%, 5/26/2014	80,000,000
4,905,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC, Series 2006, (SunTrust Bank LOC), 0.330%, 5/7/2014	4,905,000
23,200,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.300%, 5/1/2014	23,200,000
5,300,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.300%, 5/1/2014	5,300,000
6,000,000		District of Columbia Revenue, (Series 2007), (SunTrust Bank LOC), 0.240%, 5/7/2014	6,000,000
53,580,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.150%, 5/1/2014	53,580,000
4,420,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 1.200%, 5/1/2014	4,420,000
9,612,900		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.300%, 5/1/2014	9,612,900
24,160,000	[1,2]	Illinois State, Taxable P-Floats (TNP-1008), 0.350%, 5/1/2014	24,160,000
35,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.210%, 5/1/2014	35,000,000
100,000,000		JPMorgan Chase Bank, N.A., 0.352%, 5/21/2014	100,000,000
15,415,000		Madison Hotel Investors I LLC, Series 2005 B, (BMO Harris Bank, N.A. LOC), 0.150%, 5/1/2014	15,415,000
9,185,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/6/2014	9,185,000
7,000,000		Maryland State EDC, Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/6/2014	7,000,000
25,000,000		Michigan Finance Authority, Series 2010-B, (PNC Bank, N.A. LOC), 0.120%, 5/1/2014	25,000,000
120,000,000		Natixis, 0.240%, 5/12/2014	120,000,000
4,340,000		New Hampshire Business Finance Authority, Seacoast Health 1998B, (RBS Citizens, N.A. LOC), 0.450%, 5/1/2014	4,340,000
21,285,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens, N.A. LOC), 0.360%, 5/7/2014	21,285,000
64,305,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens, N.A. LOC), 0.350%, 5/7/2014	64,305,000
76,200,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens, N.A. LOC), 0.330%, 5/7/2014	76,200,000
19,450,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens, N.A. LOC), 0.360%, 5/7/2014	19,450,000
2,910,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank, N.A. LOC), 1.200%, 5/1/2014	2,910,000
15,315,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.250%, 5/1/2014	15,315,000
100,000,000		PNC Bank, N.A., 0.490%, 6/20/2014	100,000,000
7,725,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.300%, 5/1/2014	7,725,000
100,000,000		Royal Bank of Canada, Montreal, 0.232%, 5/27/2014	100,000,000
150,000,000		Royal Bank of Canada, Montreal, 0.300%, 5/1/2014	150,000,000
8,960,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.300%, 5/1/2014	8,960,000
150,000,000		Toronto Dominion Bank, 0.212%, 5/20/2014	150,000,000
70,000,000		Toronto Dominion Bank, 0.226%, 7/15/2014	70,000,000
364,580,000		Wells Fargo Bank, N.A., 0.334%, 6/23/2014	364,580,000
2,895,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.220%, 5/1/2014	2,895,000
		TOTAL	2,617,370,446
		Finance - Commercial—2.0%
5,500,000		General Electric Capital Corp., 0.364%, 6/23/2014	5,500,743
165,000,000	[1,2]	Versailles Commercial Paper LLC, 0.220%, 6/19/2014 - 6/24/2014	164,947,322
40,000,000	[1,2]	Versailles Commercial Paper LLC, 0.242%, 6/19/2014	40,000,000
4,590,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.150%, 5/1/2014	4,590,000
14,300,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.220%, 5/1/2014	14,300,000
4,010,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.220%, 5/1/2014	4,010,000
		TOTAL	233,348,065
		Government Agency—0.0%
600,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.300%, 5/1/2014	600,000
		Metals & Mining—0.8%
19,000,000		Berkeley County, SC IDB, (Series 1998), (Nucor Corp.), 0.380%, 5/7/2014	19,000,000
3

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Metals & Mining—continued
$34,700,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), (Nucor Corp.), 0.400%, 5/7/2014	$34,700,000
17,600,000	Memphis-Shelby County, TN IDB - PCRBs, (Series 2007), (Nucor Corp.), 0.380%, 5/7/2014	17,600,000
4,000,000	St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.330%, 5/7/2014	4,000,000
20,000,000	St. James Parish, LA, (Series 2010B-1), (GTD by Nucor Corp.), 0.300%, 5/7/2014	20,000,000
	TOTAL	95,300,000
	TOTAL NOTES-VARIABLE	2,981,618,511
	REPURCHASE AGREEMENTS—9.9%
200,000,000	Repurchase agreement 0.05%, dated 04/30/2014 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $350,000,486 on 05/01/2014. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury Bond with a maturity of 08/15/2020 and the market value of those underlying securities was $357,000,526.	200,000,000
734,000,000	Repurchase agreement 0.06%, dated 04/30/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $1,050,001,750 on 05/01/2014. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury Bond with a maturity of 10/20/2042 and the market value of those underlying securities was $1,071,001,785.	734,000,000
224,000,000	Repurchase agreement 0.06%, dated 04/30/2014 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $617,001,028 on 05/01/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 04/01/2044 and the market value of those underlying securities was $629,717,386.	224,000,000
	TOTAL REPURCHASE AGREEMENTS	1,158,000,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	11,705,407,369
	OTHER ASSETS AND LIABILITIES—0.0%[6]	3,204,939
	TOTAL NET ASSETS—100%	$11,708,612,308
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $2,073,268,312, which represented 17.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $2,073,268,312, which represented 17.7% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principals. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
5
Federated Government Reserves Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—49.0%
$263,000,000	[1]	Federal Farm Credit System Discount Notes, 0.040% - 0.130%, 5/9/2014 - 4/6/2015	$262,951,364
506,790,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.085% - 0.183%, 5/2/2014 - 6/20/2014	506,881,334
58,000,000		Federal Farm Credit System Notes, 0.150% - 1.625%, 6/24/2014 - 11/19/2014	58,227,142
819,280,000	[1]	Federal Home Loan Bank System Discount Notes, 0.050% - 0.140%, 5/9/2014 - 2/25/2015	819,118,413
799,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.102% - 0.210%, 5/1/2014 - 7/28/2014	799,436,784
2,165,390,000		Federal Home Loan Bank System, 0.070% - 1.375%, 5/1/2014 - 4/24/2015	2,165,347,572
441,500,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.070% - 0.130%, 5/7/2014 - 11/4/2014	441,363,375
75,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.132%, 5/16/2014	75,494,836
80,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.150%, 5/5/2014	79,998,667
277,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.122% - 0.132%, 5/5/2014 - 5/27/2014	276,972,201
126,680,000		Federal National Mortgage Association, 1.125% - 2.625%, 6/27/2014 - 11/20/2014	127,828,670
		TOTAL GOVERNMENT AGENCIES	5,613,620,358
		U.S. TREASURY—4.9%
115,000,000		U.S. Treasury Notes, 0.250%, 6/30/2014	115,015,895
238,000,000		U.S. Treasury Notes, 1.000% - 4.750%, 5/15/2014	238,283,145
37,500,000		U.S. Treasury Notes, 2.125%, 11/30/2014	37,939,709
37,500,000		U.S. Treasury Notes, 2.250%, 1/31/2015	38,097,008
50,000,000		U.S. Treasury Notes, 2.375%, 8/31/2014	50,379,285
50,000,000		U.S. Treasury Notes, 2.625%, 7/31/2014	50,321,617
33,000,000		U.S. Treasury Notes, 4.250%, 8/15/2014	33,402,239
		TOTAL U.S. TREASURY	563,438,898
		REPURCHASE AGREEMENTS—46.9%
750,000,000		Repurchase agreement 0.060%, dated 04/30/2014 under which ABN AMRO BANK N.V., will repurchase the securities provided as collateral for $750,001,250 on 05/01/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury and Government Agency securities with various maturities to 04/01/2044 and the market value of those underlying securities was $765,001,334.	750,000,000
150,000,000		Interest in $350,000,000 joint repurchase agreement 0.05%, dated 04/30/2014 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $350,000,486 on 05/01/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury Bonds with various maturities to 08/15/2020 and the market value of those underlying securities was $357,000,526.	150,000,000
50,000,000		Repurchase agreement 0.05%, dated 04/30/2014 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $50,000,069 on 05/01/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury Bonds with a maturity of 05/15/2043 and the market value of those underlying securities was $51,000,099.	50,000,000
190,000,000	[3]	Repurchase agreement 0.06%, dated 04/21/2014 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $190,004,433 on 05/05/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury Bonds with various maturities to 09/30/2019 and the market value of those underlying securities was $193,803,259.	190,000,000
316,000,000		Interest in $1,050,000,000 joint repurchase agreement 0.06%, dated 04/30/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $1,050,001,750 on 05/01/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Governmental Agency securities with a maturity of 10/20/2042 and the market value of those underlying securities was $1,071,001,785.	316,000,000
150,000,000		Repurchase agreement 0.06%, dated 04/30/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $150,000,250 on 05/01/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury Bonds with a maturity of 09/20/2042 and the market value of those underlying securities was $153,000,255.	150,000,000
204,000,000	[3]	Repurchase agreement 0.07%, dated 03/20/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $204,023,800 on 05/19/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury Bonds with various maturities to 04/15/2029 and the market value of those underlying securities was $208,097,149.	204,000,000
150,000,000	[3]	Repurchase agreement 0.07%, dated 04/10/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $150,008,458 on 05/09/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Governmental Agency securities with various maturities to 04/01/2043 and the market value of those underlying securities was $153,006,248.	150,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$430,000,000	[3]	Repurchase agreement 0.07%, dated 04/17/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $430,024,247 on 05/16/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Governmental Agency securities with various maturities to 04/15/2044 and the market value of those underlying securities was $440,555,581.	$430,000,000
85,000,000	[3]	Repurchase agreement 0.08%, dated 04/24/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $85,017,000 on 07/23/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Governmental Agency securities with various maturities to 04/20/2043 and the market value of those underlying securities was $86,701,349.	85,000,000
750,000,000		Repurchase agreement 0.07%, dated 04/30/2014 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,001,458 on 05/01/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 08/16/2043 and the market value of those underlying securities was $770,784,352.	750,000,000
660,000,000		Repurchase agreement 0.07%, dated 04/30/2014 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $660,008,983 on 05/07/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 05/25/2044 and the market value of those underlying securities was $676,471,393.	660,000,000
250,000,000		Repurchase agreement 0.06%, dated 04/30/2014 under which Credit Suisse Securities (USA) LLC will repurchase the securities provided as collateral for $250,000,417 on 05/01/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury and Government Agency securities with various maturities to 10/16/2054 and the market value of those underlying securities was $256,936,882.	250,000,000
75,000,000		Repurchase agreement 0.05%, dated 04/30/2014 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $75,000,104 on 05/01/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 05/01/2029 and the market value of those underlying securities was $76,500,107.	75,000,000
400,000,000		Repurchase agreement 0.06%, dated 04/30/2014 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $400,000,667 on 05/01/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/24/2022 and the market value of those underlying securities was $408,001,461.	400,000,000
150,000,000		Repurchase agreement 0.06%, dated 04/25/2014 under which Goldman Sachs & Co., will repurchase the securities provided as collateral for $150,001,750 on 05/02/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 01/01/2044 and the market value of those underlying securities was $153,653,563.	150,000,000
393,000,000		Interest in $617,000,000 joint repurchase agreement 0.06%, dated 04/30/2014 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $617,001,028 on 05/01/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 04/01/2044 and the market value of those underlying securities was $629,717,386.	393,000,000
148,000,000	[3]	Repurchase agreement 0.11%, dated 02/04/2014 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $148,041,152 on 05/06/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 03/01/2044 and the market value of those underlying securities was $151,511,627.	148,000,000
64,000,000	[3]	Repurchase agreement 0.11%, dated 02/05/2014 under which Wells Fargo Securities, LLC will repurchase the securities provided as collateral for $64,017,796 on 05/07/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2043 and the market value of those underlying securities was $65,497,988.	64,000,000
		TOTAL REPURCHASE AGREEMENTS	5,365,000,000
		TOTAL INVESTMENTS—100.8% (AT AMORTIZED COST)[4]	11,542,059,256
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(90,592,511)
		TOTAL NET ASSETS—100%	$11,451,466,745
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principals. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Master Trust
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—34.2%
		Finance - Banking—34.2%
$2,000,000		BNP Paribas SA, 0.210% - 0.220%, 5/12/2014 - 6/6/2014	$2,000,000
2,000,000	[1]	Bank of Montreal, 0.223%, 5/6/2014	2,000,000
1,000,000	[1]	Bank of Montreal, 0.228%, 7/21/2014	1,000,000
2,000,000		Bank of Nova Scotia, Toronto, 0.240%, 10/20/2014	2,000,000
2,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.210%, 5/28/2014 - 7/28/2014	2,000,000
2,000,000	[1]	Canadian Imperial Bank of Commerce, 0.292%, 5/27/2014	2,000,000
2,000,000		Credit Agricole Corporate and Investment Bank, 0.210%, 5/15/2014	2,000,000
2,000,000		Credit Suisse, Zurich, 0.230%, 6/19/2014	2,000,000
3,000,000		Credit Suisse, Zurich, 0.230%, 7/18/2014	3,000,000
2,500,000		Deutsche Bank AG, 0.210% - 0.230%, 5/29/2014 - 7/28/2014	2,500,000
2,000,000		Deutsche Bank AG, 0.240%, 6/26/2014	2,000,000
1,000,000		JPMorgan Chase Bank, N.A., 0.320%, 6/2/2014	1,000,000
3,000,000	[1]	JPMorgan Chase Bank, N.A., 0.412%, 5/21/2014	3,000,000
6,000,000		Mizuho Bank Ltd., 0.200%, 6/20/2014	6,000,000
1,000,000	[1]	Royal Bank of Canada, Montreal, 0.232%, 5/27/2014	1,000,000
4,000,000		Standard Chartered Bank PLC, 0.170%, 5/16/2014	4,000,000
6,000,000		Sumitomo Mitsui Banking Corp., 0.220% - 0.225%, 5/23/2014 - 7/3/2014	6,000,000
1,000,000		Toronto Dominion Bank, 0.320%, 7/10/2014	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	44,500,000
		COLLATERALIZED LOAN AGREEMENTS—13.4%
		Finance - Banking—13.4%
3,000,000		BNP Paribas Securities Corp., 0.416% - 0.426%, 5/23/2014 - 7/14/2014	3,000,000
1,000,000		Barclays Capital, Inc., 0.203%, 6/16/2014	1,000,000
500,000		Citigroup Global Markets, Inc., 0.588%, 5/1/2014	500,000
1,000,000		Credit Suisse Securities (USA) LLC, 0.639%, 7/16/2014	1,000,000
1,000,000		HSBC Securities (USA), Inc., 0.284%, 5/1/2014	1,000,000
2,000,000		JPMorgan Securities LLC, 0.314%, 6/30/2014	2,000,000
4,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 5/8/2014 - 5/16/2014	4,000,000
5,000,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 6/30/2014 - 7/21/2014	5,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	17,500,000
		COMMERCIAL PAPER—26.5%[2]
		Consumer Products—1.5%
2,000,000		Unilever N.V., 0.260%, 9/3/2014	1,998,197
		Finance - Banking—17.7%
5,000,000		Barclays US Funding Corp., 0.200%, 6/6/2014 - 6/25/2014	4,998,683
6,000,000		ING (U.S.) Funding LLC, 0.205% - 0.210%, 6/5/2014 - 8/1/2014	5,997,240
1,000,000	[3,4]	LMA-Americas LLC, 0.230%, 7/10/2014	999,553
6,000,000	[3,4]	Nationwide Building Society, 0.200% - 0.200%, 7/11/2014 - 7/21/2014	5,997,578
2,000,000	[3,4]	Northern Pines Funding LLC, 0.240%, 6/26/2014	1,999,253
3,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.225% - 0.245%, 5/2/2014	2,999,980
		TOTAL	22,992,287
		Finance - Commercial—2.3%
3,000,000	[3,4]	Atlantic Asset Securitization LLC, 0.210%, 6/26/2014	2,999,020
		Finance - Retail—3.5%
4,500,000	[3,4]	Jupiter Securitization Co. LLC, 0.281% - 0.301%, 9/12/2014 - 11/21/2014	4,494,057
1

Principal Amount			Value
		COMMERCIAL PAPER—continued[2]
		Sovereign—1.5%
$2,000,000	[3,4]	Caisse des Depots et Consignations (CDC), 0.235%, 6/18/2014	$1,999,373
		TOTAL COMMERCIAL PAPER	34,482,934
		CORPORATE BONDS—5.2%
		Finance - Banking—2.9%
300,000		Citigroup, Inc., 5.125%, 5/5/2014	300,157
3,500,000	[3,4]	Rabobank Nederland NV, Utrecht, 4.200%, 5/13/2014	3,504,572
		TOTAL	3,804,729
		Finance - Commercial—1.5%
2,000,000		General Electric Capital Corp., 5.900%, 5/13/2014	2,003,684
		Insurance—0.8%
1,000,000	[3,4]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	1,011,421
		TOTAL CORPORATE BONDS	6,819,834
		NOTES - VARIABLE—3.1%[1]
		Aerospace/Auto—1.6%
2,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.227%, 7/14/2014	2,000,000
		Government Agency—1.5%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.130%, 5/1/2014	2,000,000
		TOTAL NOTES—VARIABLE	4,000,000
		REPURCHASE AGREEMENTS—17.5%
7,833,000		Interest in $4,000,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,005,556 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,005,676.	7,833,000
15,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.07%, dated 4/30/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,003,889 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agencies and a U.S. Treasury security with various maturities to 1/1/2044 and the market value of those underlying securities was $2,042,543,247.	15,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	22,833,000
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	130,135,768
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	145,748
		TOTAL NET ASSETS—100%	$130,281,516
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $23,004,827, which represented 17.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $23,004,827, which represented 17.7% of total net assets.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
2

The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
3
Federated Municipal Trust
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—98.6%[1,2]
		Alabama—0.9%
$6,000,000		Columbia, AL IDB PCRB, (1995 Series E) Daily VRDNs (Alabama Power Co.), 0.110%, 5/1/2014	$6,000,000
		Arizona—0.7%
4,770,000	[3,4]	Arizona Health Facilities Authority, Floater Certificates (Series 2008-3256) Weekly VRDNs (Banner Health)/(Deutsche Bank AG LIQ), 0.130%, 5/1/2014	4,770,000
		Arkansas—1.4%
3,900,000		Pulaski County, AR Public Facilities Board, (Series 2005: Markham Oaks and Indian Hills Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.170%, 5/1/2014	3,900,000
4,900,000		Pulaski County, AR Public Facilities Board, (Series 2012: Waterford and Bowman Heights Apartments) Weekly VRDNs (Bailey Properties, LLC)/(Federal Home Loan Bank of Atlanta LOC), 0.170%, 5/1/2014	4,900,000
		TOTAL	8,800,000
		California—4.0%
13,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (1056 Series 2) Weekly VRDPs Royal Bank of Canada, Montreal, LIQ, 0.20%, 5/07/2014	13,000,000
3,700,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., (Series 1) Weekly VRDPs, 0.19%, 5/07/2014	3,700,000
9,000,000	[3,4]	Nuveen California Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, 0.19%, 5/07/2014	9,000,000
		TOTAL	25,700,000
		Colorado—2.6%
1,900,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 5/1/2014	1,900,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.190%, 5/1/2014	15,000,000
		TOTAL	16,900,000
		Connecticut—1.7%
7,000,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 5/1/2014	7,000,000
4,000,000		Putnam, CT, 1.00% BANs, 11/25/2014	4,009,053
		TOTAL	11,009,053
		Florida—3.9%
2,400,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.250%, 5/7/2014	2,400,000
10,000,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.28% TOBs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), Optional Tender 5/15/2014	10,000,000
5,500,000		Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue Bonds (Series 2009E) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.100%, 5/7/2014	5,500,000
3,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.120%, 5/1/2014	3,000,000
4,200,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/2/2014	4,200,000
		TOTAL	25,100,000
		Idaho—1.6%
10,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 5/7/2014	10,000,000
		Illinois—8.4%
3,270,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(BMO Harris Bank, N.A. LOC), 0.230%, 5/1/2014	3,270,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.202%, 5/1/2014	3,400,000
8,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/1/2014	8,500,000
11,555,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.270%, 5/1/2014	11,555,000
10,000,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Southern Illinois Healthcare Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 5/7/2014	10,000,000
14,000,000		Kane County, IL, (Series 1993) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/1/2014	14,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 5/7/2014	$3,000,000
		TOTAL	53,725,000
		Indiana—0.6%
4,000,000		Posey County, IN EDA, (Series 2013A), 0.30% TOBs (Midwest Fertilizer Corp.)/(United States Treasury GTD), Mandatory Tender 11/18/2014	4,000,000
		Iowa—2.4%
15,500,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.090%, 5/7/2014	15,500,000
		Kentucky—0.5%
485,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.260%, 5/1/2014	485,000
2,720,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.350%, 5/1/2014	2,720,000
		TOTAL	3,205,000
		Louisiana—0.8%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 5/7/2014	3,300,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.300%, 5/7/2014	2,000,000
		TOTAL	5,300,000
		Maine—3.1%
11,000,000		Maine State Housing Authority, (Series 2004B-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.150%, 5/1/2014	11,000,000
9,100,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.160%, 5/1/2014	9,100,000
		TOTAL	20,100,000
		Maryland—0.8%
5,000,000		Westminster, MD EDRB, (Series 2004C) Daily VRDNs (Carroll Lutheran Village, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.150%, 5/1/2014	5,000,000
		Michigan—2.1%
4,600,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 5/1/2014	4,600,000
6,190,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/2/2014	6,190,000
3,000,000		Waterford, MI School District, 2013 State Aid Notes, 1.000% RANs, 9/24/2014	3,002,972
		TOTAL	13,792,972
		Multi State—5.6%
12,500,000	[3,4]	BlackRock MuniYield Quality Fund, Inc., (Series W-7) Weekly VRDPs, 0.21%, 5/07/2014	12,500,000
1,155,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 5/1/2014	1,155,000
688,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 5/1/2014	688,000
1,760,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.270%, 5/1/2014	1,760,000
10,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs, 0.22%, 5/07/2014	10,000,000
10,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1) Weekly VRDPs Barclays Bank PLC LIQ, 0.21%, 5/07/2014	10,000,000
		TOTAL	36,103,000
		Nebraska—0.3%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.380%, 5/7/2014	2,000,000
		Nevada—4.5%
11,500,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(Union Bank, N.A. LOC), 0.110%, 5/7/2014	11,500,000
2,355,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.400%, 5/1/2014	2,355,000
15,000,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.210%, 5/1/2014	15,000,000
		TOTAL	28,855,000
		New Hampshire—1.0%
6,500,000		Linden, NJ, 1.00% BANs, 5/1/2015	6,523,140
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—16.8%
$2,189,710		Barnegat, NJ, 1.250% BANs, 6/20/2014	$2,190,748
7,280,000		Belmar, NJ, 1.000% BANs, 2/13/2015	7,304,336
1,555,950		Berkeley Heights Towship, NJ, 1.000% BANs, 10/9/2014	1,559,018
3,466,950		Brigantine, NJ, (Series 2013C), 1.000% BANs, 12/11/2014	3,476,892
1,326,605		Caldwell Borough, NJ, 1.000% BANs, 6/27/2014	1,327,121
1,795,050		Caldwell Borough, NJ, 1.000% BANs, 6/27/2014	1,795,744
6,000,000		East Greenwich Township, NJ, (Series 2013B), 1.000% BANs, 11/12/2014	6,010,487
4,000,000		Evesham Township, NJ, (Series 2013A), 1.000% BANs, 5/29/2014	4,001,126
7,987,579		Gloucester Township, NJ, (Series 2013A), 1.000% BANs, 6/2/2014	7,991,202
1,460,203		Harmony Township, NJ, 1.000% BANs, 4/28/2015	1,463,790
2,000,000		Kinnelon, NJ, 1.000% BANs, 12/5/2014	2,003,787
2,524,120		Linden, NJ, 1.000% BANs, 12/18/2014	2,528,229
3,351,500		Long Beach Township, NJ, (Series 2014A), 1.000% BANs, 3/24/2015	3,361,315
1,145,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.950%, 5/1/2014	1,145,000
20,000,000		New Jersey State, (Series 2014) VRNs, 2.000% 6/26/2014	20,050,701
5,605,068		North Plainfield, NJ, 1.250% BANs, 6/9/2014	5,608,095
8,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 2) Weekly VRDPs, 0.20%, 5/07/2014	8,000,000
2,400,000		Ocean City, NJ, 1.000% BANs, 6/20/2014	2,401,863
3,407,221		Ringwood Borough, NJ, 1.000% BANs, 8/1/2014	3,410,470
3,649,130		Roselle, NJ, 1.250% BANs, 12/18/2014	3,659,435
2,500,000		Union Township, NJ, (Series 2013), 1.000% BANs, 6/3/2014	2,500,830
1,625,908		Wantage Township, NJ, 1.500% BANs, 1/9/2015	1,631,149
5,000,000		West Caldwell Township, NJ, 1.000% BANs, 5/1/2014	5,000,000
5,000,000		Westfield, NJ, 1.250% BANs, 8/22/2014	5,009,996
5,000,000		Wildwood Crest, NJ, 1.000% BANs, 9/26/2014	5,004,615
		TOTAL	108,435,949
		New York—5.2%
260,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.270%, 5/1/2014	260,000
1,310,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.380%, 5/1/2014	1,310,000
1,295,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.260%, 5/1/2014	1,295,000
5,300,000		New York City, NY TFA , (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.100%, 5/1/2014	5,300,000
2,500,000		New York State HFA, (Series 2012A-1) Weekly VRDNs (44th Street Development)/(Wells Fargo Bank, N.A. LOC), 0.100%, 5/7/2014	2,500,000
5,000,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.120%, 5/7/2014	5,000,000
11,300,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11683) Weekly VRDNs (Citibank NA, New York LIQ), 0.180%, 5/1/2014	11,300,000
6,370,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.180%, 5/1/2014	6,370,000
		TOTAL	33,335,000
		Oklahoma—0.2%
1,518,948	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.240%, 5/1/2014	1,518,948
		Oregon—4.3%
20,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 5/1/2014	20,000,000
7,500,000		Oregon State Housing and Community Services Department, SFM Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 5/1/2014	7,500,000
		TOTAL	27,500,000
		Pennsylvania—0.5%
3,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2) Weekly VRDPs, 0.22%, 5/07/2014	3,000,000
		Rhode Island—1.5%
6,775,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens, N.A. LOC), 0.300%, 5/1/2014	6,775,000
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Rhode Island—continued
$3,000,000	Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens, N.A. LOC), 0.350%, 5/7/2014	$3,000,000
	TOTAL	9,775,000
	Tennessee—2.3%
2,200,000	Memphis-Shelby County, TN Industrial Development Board—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.380%, 5/7/2014	2,200,000
6,285,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/2/2014	6,285,000
5,965,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/2/2014	5,965,000
	TOTAL	14,450,000
	Texas—7.9%
14,000,000	Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.160%, 5/1/2014	14,000,000
15,000,000	Gulf Coast, TX Waste Disposal Authority, (Series 2005) Weekly VRDNs (Air Products LP)/(Air Products & Chemicals, Inc. GTD)/(Air Products & Chemicals, Inc. LIQ), 0.090%, 5/7/2014	15,000,000
22,000,000	Texas State Department of Housing & Community Affairs, (Series 2004B) Weekly VRDNs (Texas State LIQ), 0.120%, 5/7/2014	22,000,000
	TOTAL	51,000,000
	Utah—5.8%
37,500,000	Emery County, UT, PCRRB (Series 1991) Weekly VRDNs (Pacificorp)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 5/7/2014	37,500,000
	Washington—4.8%
6,125,000	Port Bellingham, WA IDC, (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.190%, 5/1/2014	6,125,000
24,600,000	Washington State Housing Finance Commission: MFH, (Series 2007A) Weekly VRDNs (Merrill Gardens at Kirkland LLC)/(Bank of America N.A. LOC), 0.170%, 5/1/2014	24,600,000
	TOTAL	30,725,000
	Wisconsin—2.4%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.420%, 5/1/2014	7,710,000
4,500,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.480%, 5/1/2014	4,500,000
3,000,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.320%, 5/1/2014	3,000,000
	TOTAL	15,210,000
	TOTAL INVESTMENTS—98.6% (AT AMORTIZED COST)[5]	634,833,062
	OTHER ASSETS AND LIABILITIES - NET—1.4%[6]	9,219,724
	TOTAL NET ASSETS—100%	$644,052,786
Securities that are subject to the federal alternative minimum tax (AMT) represent 49.0% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Instruments.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investor Services, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different categories should be identified as a First or Second Tier security.
At April 30, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.1%	3.9%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $121,761,948, which represented 18.9% of total net assets.
4

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $121,761,948, which represented 18.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principals. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB(s)	—Pollution Control Revenue Bond(s)
PCRRB	—Pollution Control Revenue Refunding Bond
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
5
Federated Government Obligations Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—46.1%
$85,000,000	[1]	Federal Farm Credit System Discount Notes, 0.120%, 12/11/2014 - 2/6/2015	$84,928,933
945,185,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.085% - 0.182%, 5/1/2014 - 6/20/2014	945,178,198
175,000,000		Federal Farm Credit System Notes, 0.150% - 1.625%, 6/24/2014 - 11/19/2014	175,653,733
2,063,250,000	[1]	Federal Home Loan Bank System Discount Notes, 0.060% - 0.140%, 5/9/2014 - 2/25/2015	2,062,819,157
2,180,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.102% - 0.210%, 5/1/2014 - 7/27/2014	2,179,818,139
5,875,820,000		Federal Home Loan Bank System Notes, 0.070% - 1.375%, 5/1/2014 - 4/24/2015	5,875,726,369
1,251,750,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.070% - 0.130%, 5/7/2014 - 11/5/2014	1,251,362,919
190,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.132%, 5/16/2014	190,486,962
142,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.150%, 5/5/2014	141,997,633
713,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.122% - 0.132%, 5/5/2014 - 5/27/2014	713,429,081
47,375,000		Federal National Mortgage Association Notes, 1.125%, 6/27/2014	47,443,889
553,509,175	[2]	Housing and Urban Development Floating Rate Notes, 0.434%, 5/1/2014	553,509,175
		TOTAL GOVERNMENT AGENCIES	14,222,354,188
		U.S. TREASURY—4.5%
260,187,000		United States Treasury Notes, 0.250% - 2.625%, 6/30/2014	260,848,694
100,000,000		United States Treasury Notes, 2.125%, 11/30/2014	101,172,557
50,000,000		United States Treasury Notes, 2.250%, 5/31/2014	50,087,760
100,000,000		United States Treasury Notes, 2.250%, 1/31/2015	101,592,022
200,000,000		United States Treasury Notes, 2.375%, 8/31/2014	201,517,141
178,500,000		United States Treasury Notes, 2.625%, 7/31/2014	179,648,172
34,000,000		United States Treasury Notes, 4.250%, 8/15/2014	34,414,428
465,000,000		United States Treasury Notes, 4.750%, 5/15/2014	465,836,795
		TOTAL U.S. TREASURY	1,395,117,569
		REPURCHASE AGREEMENTS—50.4%
200,000,000	[3]	Repurchase agreement 0.07%, dated 4/24/2014 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $200,013,611 on 5/29/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2043 and the market value of those underlying securities was $204,002,789.	200,000,000
250,000,000		Repurchase agreement 0.06%, dated 4/30/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,000,417 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2043 and the market value of those underlying securities was $255,000,425.	250,000,000
345,000,000	[3]	Interest in $1,002,000,000 joint repurchase agreement 0.07%, dated 3/20/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,002,116,900 on 5/19/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,022,123,496.	345,000,000
225,000,000	[3]	Interest in $351,000,000 joint repurchase agreement 0.08%, dated 4/24/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $351,070,200 on 7/23/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2044 and the market value of those underlying securities was $359,289,339.	225,000,000
250,000,000		Repurchase agreement 0.07%, dated 4/30/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,000,486 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2044 and the market value of those underlying securities was $255,000,591.	250,000,000
90,000,000	[3]	Interest in $920,000,000 joint repurchase agreement 0.06%, dated 4/16/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $920,042,933 on 5/15/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $938,421,952.	90,000,000
500,000,000	[3]	Interest in $780,000,000 joint repurchase agreement 0.06%, dated 4/21/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $780,018,200 on 5/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $795,613,289.	500,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$904,517,000		Interest in $4,000,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,005,556 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,005,676.	$904,517,000
6,500,000,000		Repurchase agreement 0.05%, dated 4/30/2014 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $6,500,009,028 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2018 and the market value of those underlying securities was $6,500,009,079.	6,500,000,000
374,000,000		Interest in $575,000,000 joint repurchase agreement 0.06%, dated 4/25/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $575,006,708 on 5/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2044 and the market value of those underlying securities was $591,014,401.	374,000,000
250,000,000		Repurchase agreement 0.06%, dated 4/30/2014 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,000,417 on 5/1/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S Government Agency Securities with various maturities to 5/1/2044 and the market value of those underlying securities was $257,500,421.	250,000,000
150,000,000		Repurchase agreement 0.06%, dated 4/30/2014 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $150,000,250 on 5/1/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2042 and the market value of those underlying securities was $153,003,571.	150,000,000
233,120,000		Repurchase agreement 0.06%, dated 4/30/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $233,120,389 on 5/1/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2043 and the market value of those underlying securities was $240,114,038.	233,120,000
400,000,000	[3]	Repurchase agreement 0.09%, dated 4/10/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,091,000 on 7/10/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2043 and the market value of those underlying securities was $412,025,072.	400,000,000
107,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.09%, dated 4/10/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,091,000 on 7/10/2014. The securities provided as collateral at the end of the period held with JP Morgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2044 and the market value of those underlying securities was $412,021,661.	107,000,000
800,000,000		Repurchase agreement 0.06%, dated 4/30/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,001,333 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $816,001,399.	800,000,000
400,000,000	[3]	Repurchase agreement 0.08%, dated 4/17/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,080,000 on 7/16/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $410,440,582.	400,000,000
258,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.10%, dated 3/17/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,097,778 on 6/13/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $410,439,771.	258,000,000
500,000,000		Repurchase agreement 0.06%, dated 4/30/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,005,833 on 5/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agencies and a U.S. Treasury security with various maturities to 3/20/2044 and the market value of those underlying securities was $513,710,381.	500,000,000
121,163,000	[3]	Interest in $160,000,000 joint repurchase agreement 0.07%, dated 4/10/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $160,009,956 on 5/12/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2032 and the market value of those underlying securities was $163,206,665.	121,163,000
500,000,000	[3]	Repurchase agreement 0.07%, dated 4/2/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,029,167 on 5/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2044 and the market value of those underlying securities was $512,745,678.	500,000,000
175,500,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 4/17/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,100,000 on 7/16/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2044 and the market value of those underlying securities was $511,588,707.	175,500,000
221,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 0.08%, dated 4/2/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $340,046,089 on 6/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2044 and the market value of those underlying securities was $347,356,615.	221,000,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$500,000,000		Repurchase agreement 0.06%, dated 4/30/2014 under which Societe Generale, New York will repurchase securities provided as collateral for $500,000,833 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2044 and the market value of those underlying securities was $510,860,037.	$500,000,000
718,000,000		Repurchase agreement 0.06%, dated 4/30/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $718,001,197 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/25/2044 and the market value of those underlying securities was $732,806,225.	718,000,000
409,000,000	[3]	Interest in $625,000,000 joint repurchase agreement 0.11%, dated 2/3/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $625,173,785 on 5/6/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2044 and the market value of those underlying securities was $638,940,746.	409,000,000
181,000,000	[3]	Interest in $275,000,000 joint repurchase agreement 0.11%, dated 2/5/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $275,076,465 on 5/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2044 and the market value of those underlying securities was $280,813,037.	181,000,000
		TOTAL REPURCHASE AGREEMENTS	15,562,300,000
		TOTAL INVESTMENTS—101.0% (AT AMORTIZED COST)[4]	31,179,771,757
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[5]	(294,572,638)
		TOTAL NET ASSETS—100%	$30,885,199,119
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—78.9%
$1,350,500,000	[1]	Federal Farm Credit System Discount Notes, 0.040% - 0.130%, 5/6/2014 - 1/20/2015	$$1,350,247,953
681,080,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.086% - 0.410%, 5/2/2014 - 5/28/2014	681,194,146
155,800,000		Federal Farm Credit System, 0.280% - 1.625%, 8/21/2014 - 12/11/2014	156,668,748
995,239,000	[1]	Federal Home Loan Bank System Discount Notes, 0.050% - 0.120%, 5/2/2014 - 7/25/2014	995,189,705
679,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.092% - 0.735%, 5/11/2014 - 7/21/2014	679,503,300
586,645,000		Federal Home Loan Bank System, 0.120% - 2.500%, 5/27/2014 - 8/22/2014	586,698,886
		TOTAL GOVERNMENT AGENCIES	4,449,502,738
		U.S. TREASURY—20.7%
150,000,000		United States Treasury Note, 2.250%, 5/31/2014	150,266,703
200,000,000		United States Treasury Notes, 0.125% - 2.625%, 7/31/2014	200,659,407
445,000,000		United States Treasury Notes, 0.500% - 4.250%, 8/15/2014	447,762,110
370,000,000		United States Treasury Notes, 1.000% - 4.750%, 5/15/2014	370,633,023
		TOTAL U.S. TREASURY	1,169,321,243
		TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)[3]	5,618,823,981
		OTHER ASSETS AND LIABILITIES—0.4%[4]	21,362,078
		NET ASSETS—100%	$5,640,186,059
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principals. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
1
Federated Liberty U.S. Government Money Market Trust
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—50.0%
$5,150,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.085% - 0.350%, 5/1/2014 - 6/20/2014	$5,150,433
1,000,000		Federal Farm Credit System Notes, 0.150% - 1.625%, 6/24/2014 - 11/19/2014	1,004,058
12,477,000	[2]	Federal Home Loan Bank System Discount Notes, 0.055% - 0.140%, 5/9/2014 - 2/25/2015	12,474,632
8,900,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.093% - 0.165%, 5/2/2014 - 7/27/2014	8,899,277
23,730,000		Federal Home Loan Bank System Notes, 0.070% - 4.875%, 5/1/2014 - 4/24/2015	23,732,490
5,250,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.070% - 0.130%, 5/7/2014 - 11/4/2014	5,248,399
1,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.132%, 5/16/2014	999,931
2,780,000		Federal Home Loan Mortgage Corp. Notes, 0.750% - 5.000%, 7/15/2014 - 9/22/2014	2,793,082
1,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.150%, 5/5/2014	999,983
3,250,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.122% - 0.132%, 5/5/2014 - 5/27/2014	3,249,614
2,059,000		Federal National Mortgage Association Notes, 0.875% - 1.125%, 6/27/2014 - 8/28/2014	2,063,729
		TOTAL GOVERNMENT AGENCIES	66,615,628
		U.S. TREASURY—4.5%
1,000,000		United States Treasury Notes, 0.250%, 6/30/2014	1,000,138
500,000		United States Treasury Notes, 2.125%, 11/30/2014	505,863
500,000		United States Treasury Notes, 2.250%, 1/31/2015	507,960
1,000,000		United States Treasury Notes, 2.625%, 7/31/2014	1,006,432
1,000,000		United States Treasury Notes, 4.250%, 8/15/2014	1,012,189
2,000,000		United States Treasury Notes, 4.750%, 5/15/2014	2,003,599
		TOTAL U.S. TREASURY	6,036,181
		REPURCHASE AGREEMENTS—46.3%
1,000,000	[3]	Interest in $1,002,000,000 joint repurchase agreement 0.07%, dated 3/20/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,002,116,900 on 5/19/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,022,123,496.	1,000,000
1,000,000	[3]	Interest in $351,000,000 joint repurchase agreement 0.08%, dated 4/24/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $351,070,200 on 7/23/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2044 and the market value of those underlying securities was $359,289,339.	1,000,000
2,000,000	[3]	Interest in $780,000,000 joint repurchase agreement 0.06%, dated 4/21/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $780,018,200 on 5/5/2014. The securities provided as collateral at the end of the period, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $795,613,289.	2,000,000
5,000,000		Interest in $840,000,000 joint repurchase agreement 0.07%, dated 4/30/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $840,011,433 on 5/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/15/2049 and the market value of those underlying securities was $860,894,821.	5,000,000
6,714,000		Interest in $4,000,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,005,556 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,005,676.	6,714,000
1,500,000		Interest in $575,000,000 joint repurchase agreement 0.06%, dated 4/25/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $575,006,708 on 5/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2044 and the market value of those underlying securities was $591,014,401.	1,500,000
2,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.09%, dated 4/10/2014 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,091,000 on 7/10/2014. The securities provided as collateral at the end of the period held with JP Morgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2044 and the market value of those underlying securities was $412,021,661.	2,000,000
10,000,000		Interest in $800,000,000 joint repurchase agreement 0.07%, dated 4/30/2014 under which Mitsubishi UFJ Securities USA, Inc. will repurchase securities provided as collateral for $800,001,556 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2044 and the market value of those underlying securities was $823,098,584.	10,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$1,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.10%, dated 3/17/2014 under which Mitsubishi UFJ Securities USA, Inc. will repurchase securities provided as collateral for $400,097,778 on 6/13/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $410,439,771.	$1,000,000
15,000,000		Interest in $500,000,000 joint repurchase agreement 0.07%, dated 4/30/2014 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,000,972 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2043 and the market value of those underlying securities was $510,079,633.	15,000,000
10,000,000		Repurchase agreement 0.07%, dated 4/30/2014 under which Pershing LLC will repurchase securities provided as collateral for $100,000,194 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/23/2033 and the market value of those underlying securities was $102,001,608.	10,000,000
2,500,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 4/17/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,100,000 on 7/16/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2044 and the market value of those underlying securities was $511,588,707.	2,500,000
1,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 0.08%, dated 4/2/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $340,046,089 on 6/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2044 and the market value of those underlying securities was $347,356,615.	1,000,000
2,000,000	[3]	Interest in $625,000,000 joint repurchase agreement 0.11%, dated 2/3/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $625,173,785 on 5/6/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2044 and the market value of those underlying securities was $638,940,746.	2,000,000
1,000,000	[3]	Interest in $275,000,000 joint repurchase agreement 0.11%, dated 2/5/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $275,076,465 on 5/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2044 and the market value of those underlying securities was $280,813,037.	1,000,000
		TOTAL REPURCHASE AGREEMENTS	61,714,000
		TOTAL INVESTMENTS—100.8% (AT AMORTIZED COST)[4]	134,365,809
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(1,127,864)
		TOTAL NET ASSETS—100%	$133,237,945
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Money Market Management
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—36.4%
		Finance - Banking—36.4%
$500,000		Bank of Nova Scotia, Toronto, 0.250%, 6/23/2014	$500,000
800,000	[1]	Canadian Imperial Bank of Commerce, 0.292%, 5/27/2014	800,000
500,000		Credit Agricole Corporate and Investment Bank, 0.210%, 7/31/2014	500,000
500,000		Credit Suisse, Zurich, 0.230%, 8/1/2014	500,000
500,000	[1]	Deutsche Bank AG, 0.330%, 5/1/2014	500,000
900,000		Mizuho Bank Ltd., 0.200%, 6/20/2014 - 7/15/2014	900,000
500,000		Societe Generale, Paris, 0.210%, 6/13/2014	500,000
900,000		Standard Chartered Bank PLC, 0.170%, 5/16/2014	900,000
900,000		Sumitomo Mitsui Banking Corp., 0.220%, 5/23/2014	900,000
500,000	[1]	Toronto Dominion Bank, 0.212%, 5/19/2014	500,000
400,000	[1]	Toronto Dominion Bank, 0.226%, 7/15/2014	400,000
		TOTAL CERTIFICATES OF DEPOSIT	6,900,000
		COLLATERALIZED LOAN AGREEMENTS—13.7%
		Finance - Banking—13.7%
500,000		Citigroup Global Markets, Inc., 0.588%, 5/1/2014	500,000
500,000		J.P. Morgan Securities LLC, 0.314%, 6/30/2014	500,000
800,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 5/15/2014	800,000
800,000		Wells Fargo Securities, LLC, 0.406%, 6/30/2014	800,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,600,000
		COMMERCIAL PAPER—29.0%[2]
		Finance - Banking—13.7%
900,000		ING (U.S.) Funding LLC, 0.205% - 0.210%, 7/3/2014 - 7/25/2014	899,609
500,000	[3,4]	Matchpoint Master Trust, 0.220%, 6/19/2014	499,850
800,000	[3,4]	Nationwide Building Society, 0.200%, 7/11/2014	799,684
400,000	[3,4]	Northern Pines Funding LLC, 0.240%, 6/26/2014	399,851
		TOTAL	2,598,994
		Finance - Commercial—2.1%
400,000	[3,4]	Atlantic Asset Securitization LLC, 0.220%, 6/23/2014	399,870
		Finance - Retail—6.9%
400,000	[3,4]	Chariot Funding LLC, 0.301%, 6/2/2014	399,893
900,000	[3,4]	Jupiter Securitization Co. LLC, 0.220% - 0.301%, 9/12/2014 - 10/8/2014	899,051
		TOTAL	1,298,944
		Sovereign—6.3%
500,000	[3,4]	Caisse des Depots et Consignations (CDC), 0.235%, 6/20/2014	499,837
700,000	[3,4]	Kells Funding, LLC, 0.190%, 7/18/2014	699,723
		TOTAL	1,199,560
		TOTAL COMMERCIAL PAPER	5,497,368
		CORPORATE BOND—3.0%
		Insurance—3.0%
565,000	[3,4]	Metropolitan Life Global Funding I, 5.125%, 6/10/2014	568,015
		GOVERNMENT AGENCY—0.6%
		Government Agency—0.6%
100,000		Federal Home Loan Bank System, 4.875%, 6/13/2014	100,543
		NOTES - VARIABLE—4.2%[1]
		Finance - Banking—4.2%
800,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.130%, 5/1/2014	800,000
1

Principal Amount		Value
	REPURCHASE AGREEMENT—12.7%
$2,412,000	Interest in $2,000,000,000 joint repurchase agreement 0.07%, dated 4/30/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,003,889 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agencies and a U.S. Treasury security with various maturities to 1/1/2044 and the market value of those underlying securities was $2,042,543,247. (AT COST)	$2,412,000
	TOTAL INVESTMENTS—99.6% (AT AMORTIZED COST)[5]	18,877,926
	OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	83,225
	TOTAL NET ASSETS—100%	$18,961,151
1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $5,165,774, which represented 27.2% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $5,165,774, which represented 27.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronym is used throughout this portfolio:
LOC	—Letter of Credit
2
Federated Municipal Obligations Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1,2]
		Alabama—4.9%
$3,215,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.160%, 5/1/2014	$3,215,000
3,470,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.160%, 5/1/2014	3,470,000
7,325,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Bank Ltd. LOC), 0.160%, 5/1/2014	7,325,000
8,400,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.160%, 5/1/2014	8,400,000
8,440,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Mizuho Bank Ltd. LOC), 0.160%, 5/1/2014	8,440,000
1,735,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.140%, 5/1/2014	1,735,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.200%, 5/1/2014	10,000,000
6,290,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.170%, 5/1/2014	6,290,000
25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.120%, 5/1/2014	25,000,000
15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.150%, 5/1/2014	15,000,000
16,975,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.140%, 5/1/2014	16,975,000
10,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.160%, 5/1/2014	10,000,000
23,200,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.28% TOBs (Alabama Power Co.), Mandatory Tender 4/8/2015	23,200,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 5/1/2014	6,000,000
520,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.300%, 5/1/2014	520,000
		TOTAL	145,570,000
		Alaska—0.4%
12,205,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 4324), 0.22% TOBs (J.P. Morgan Chase & Co. LIQ), Optional Tender 6/26/2014	12,205,000
		Arkansas—0.3%
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 5/1/2014	7,100,000
		California—5.6%
3,000,000		Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.160%, 5/1/2014	3,000,000
2,485,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.150%, 5/1/2014	2,485,000
8,585,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Sovereign Bank LOC), 0.830%, 5/1/2014	8,585,000
8,500,000		California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.130%, 5/1/2014	8,500,000
7,300,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.120%, 5/1/2014	7,300,000
8,500,000		California Municipal Finance Authority, (Series 2010 A) Weekly VRDNs (Westmont College)/(Comerica Bank LOC), 0.140%, 5/1/2014	8,500,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.170%, 5/1/2014	1,550,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 5/1/2014	6,815,000
380,000		California PCFA, (Series 2001A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.160%, 5/7/2014	380,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.210%, 5/1/2014	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.170%, 5/1/2014	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.230%, 5/1/2014	2,940,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.170%, 5/1/2014	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.140%, 5/1/2014	2,000,000
3,000,000		California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.200%, 5/1/2014	3,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.170%, 5/1/2014	2,350,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.170%, 5/1/2014	$2,000,000
6,645,000		California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 5/7/2014	6,645,000
1,840,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.160%, 5/7/2014	1,840,000
2,215,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.160%, 5/7/2014	2,215,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.160%, 5/7/2014	2,805,000
5,135,000		California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.180%, 5/7/2014	5,135,000
2,540,000		California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(Union Bank, N.A. LOC), 0.160%, 5/7/2014	2,540,000
5,500,000		California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(Union Bank, N.A. LOC), 0.160%, 5/7/2014	5,500,000
3,030,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.160%, 5/7/2014	3,030,000
1,170,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.160%, 5/7/2014	1,170,000
30,000,000		California State, (Series 2013-2014 A-2), 2.00% RANs, 6/23/2014	30,076,945
2,400,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.450%, 5/1/2014	2,400,000
3,605,000		California Statewide Communities Development Authority IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.220%, 5/1/2014	3,605,000
3,050,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.120%, 5/1/2014	3,050,000
6,000,000	[3,4]	Nuveen California Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.210%, 5/1/2014	6,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.190%, 5/1/2014	15,000,000
		TOTAL	166,916,945
		Colorado—3.0%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.220%, 5/1/2014	1,000,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.170%, 5/1/2014	2,300,000
3,360,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.170%, 5/1/2014	3,360,000
23,600,000		Denver, CO City & County Airport Authority, (Series 2002C) Weekly VRDNs (Lloyds Bank PLC, London LOC), 0.140%, 5/7/2014	23,600,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.150%, 5/1/2014	15,000,000
14,900,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 5/1/2014	14,900,000
27,370,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.190%, 5/1/2014	27,370,000
		TOTAL	87,530,000
		Connecticut—3.7%
9,600,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.120%, 5/7/2014	9,600,000
2,000,000		Connecticut Development Authority, (Series 1999), 0.27% CP (New England Power Co.), Mandatory Tender 5/7/2014	2,000,000
2,500,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.120%, 5/1/2014	2,500,000
2,000,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.110%, 5/7/2014	2,000,000
1,500,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 5/1/2014	1,500,000
800,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.130%, 5/7/2014	800,000
87,045,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.140%, 5/1/2014	87,045,000
4,000,000		Salem, CT, 1.00% BANs, 7/8/2014	4,003,706
		TOTAL	109,448,706
		District of Columbia—0.1%
3,705,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.150%, 5/1/2014	3,705,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—3.4%
$5,225,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 5.00% Bonds (Citizens Property Insurance Coastal Account), 6/1/2014	$5,246,199
820,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.240%, 5/1/2014	820,000
3,213,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.240%, 5/1/2014	3,213,000
3,905,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.150%, 5/7/2014	3,905,000
10,290,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.28% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 5/15/2014	10,290,000
22,294,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.250%, 5/1/2014	22,294,000
45,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.090%, 5/1/2014	45,785,000
9,040,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/2/2014	9,040,000
		TOTAL	100,593,199
		Georgia—6.9%
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.160%, 5/1/2014	9,750,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.240%, 5/1/2014	5,400,000
32,600,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.100%, 5/1/2014	32,600,000
10,500,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.100%, 5/1/2014	10,500,000
13,155,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.100%, 5/1/2014	13,155,000
8,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Mizuho Bank Ltd. LOC), 0.160%, 5/1/2014	8,000,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.160%, 5/1/2014	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.180%, 5/1/2014	18,000,000
17,725,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.17% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 9/17/2014	17,725,000
8,100,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 5/1/2014	8,100,000
2,100,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 5/1/2014	2,100,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.110%, 5/1/2014	3,800,000
13,000,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.110%, 5/1/2014	13,000,000
10,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.160%, 5/1/2014	10,600,000
12,000,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.100%, 5/1/2014	12,000,000
14,415,000		Putnam County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.100%, 5/1/2014	14,415,000
10,750,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.140%, 5/7/2014	10,750,000
		TOTAL	205,895,000
		Idaho—0.4%
1,335,000		Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.170%, 5/1/2014	1,335,000
11,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 5/7/2014	11,000,000
		TOTAL	12,335,000
		Illinois—1.9%
630,000		Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.390%, 5/1/2014	630,000
3,655,000		Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.190%, 5/1/2014	3,655,000
1,120,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.230%, 5/1/2014	1,120,000
450,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.130%, 5/1/2014	450,000
4,900,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.150%, 5/7/2014	4,900,000
3

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$8,628,000	Chicago, IL, (Series D-1), 0.13% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 9/4/2014	$8,628,000
1,275,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.320%, 5/1/2014	1,275,000
1,730,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 5/7/2014	1,730,000
6,000,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.130%, 5/1/2014	6,000,000
3,000,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.300%, 5/1/2014	3,000,000
4,005,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.230%, 5/1/2014	4,005,000
2,395,000	Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (FHLB of Chicago LIQ), 0.170%, 5/1/2014	2,395,000
3,000,000	Illinois Housing Development Authority, Larkin Village (2008 Series A) Weekly VRDNs (FHLB of Chicago LIQ), 0.170%, 5/1/2014	3,000,000
11,000,000	Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	11,064,631
3,280,000	Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/1/2014	3,280,000
375,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 5/1/2014	375,000
	TOTAL	55,507,631
	Indiana—4.4%
10,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2014	10,103,822
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.160%, 5/1/2014	7,250,000
10,000,000	Gibson County, IN, (Series 1998) Weekly VRDNs (Toyota Motor Manufacturing, Indiana, Inc.)/(Toyota Motor Credit Corp. and Toyota Motor Credit Corp. GTDs), 0.110%, 5/7/2014	10,000,000
10,000,000	Gibson County, IN, (Series 1999A) Weekly VRDNs (Toyota Motor Manufacturing, Indiana, Inc.)/(Toyota Motor Credit Corp. and Toyota Motor Credit Corp. GTDs), 0.110%, 5/7/2014	10,000,000
10,000,000	Gibson County, IN, (Series 2001) Weekly VRDNs (Toyota Motor Manufacturing, Indiana, Inc.)/(Toyota Motor Credit Corp. and Toyota Motor Credit Corp. GTDs), 0.110%, 5/7/2014	10,000,000
5,000,000	Gibson County, IN, PCRBs (Series 1997) Weekly VRDNs (Toyota Motor Manufacturing, Indiana, Inc.)/(Toyota Motor Credit Corp. and Toyota Motor Credit Corp. GTDs), 0.110%, 5/7/2014	5,000,000
145,000	Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/1/2014	145,000
1,800,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/1/2014	1,800,000
1,760,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(Bank of America N.A. LOC), 0.180%, 5/1/2014	1,760,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens, N.A. LOC), 0.230%, 5/1/2014	7,400,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.190%, 5/1/2014	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.150%, 5/1/2014	6,000,000
5,150,000	Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.330%, 5/1/2014	5,150,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.330%, 5/1/2014	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.330%, 5/1/2014	1,000,000
26,500,000	Posey County, IN EDA, (Series 2013A), 0.30% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/18/2014	26,500,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.330%, 5/1/2014	10,000,000
3,680,000	Spencer County, IN PCA, (Series 2000) Weekly VRDNs (American Iron Oxide Co.)/(Mizuho Bank Ltd. LOC), 0.330%, 5/1/2014	3,680,000
300,000	Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/1/2014	300,000
	TOTAL	131,088,822
	Iowa—1.0%
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.330%, 5/1/2014	4,770,000
7,700,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 5/1/2014	7,700,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 5/1/2014	5,300,000
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Iowa—continued
$6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 5/1/2014	$6,000,000
6,400,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.090%, 5/7/2014	6,400,000
		TOTAL	30,170,000
		Kansas—0.2%
1,481,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.240%, 5/1/2014	1,481,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co. )/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 5/1/2014	3,430,000
		TOTAL	4,911,000
		Kentucky—1.6%
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.130%, 5/1/2014	5,500,000
15,500,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2013), 2.00% BANs, 11/26/2014	15,643,197
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.130%, 5/1/2014	5,740,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.130%, 5/1/2014	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.150%, 5/1/2014	10,000,000
		TOTAL	46,883,197
		Louisiana—2.6%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 5/7/2014	4,900,000
2,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.240%, 5/1/2014	2,000,000
3,550,000		East Baton Rouge Parish, LA IDB, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.110%, 5/7/2014	3,550,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.160%, 5/1/2014	4,630,000
4,300,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.090%, 5/7/2014	4,300,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.330%, 5/7/2014	7,000,000
6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.300%, 5/7/2014	6,000,000
45,000,000		St. James Parish, LA, (Series 2011) Weekly VRDNs (NuStar Logistics, L.P.)/(Bank of Nova Scotia, Toronto LOC), 0.110%, 5/7/2014	45,000,000
		TOTAL	77,380,000
		Maine—1.4%
25,415,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.160%, 5/1/2014	25,415,000
15,550,000		Maine State Housing Authority, (Series 2008E-2) Weekly VRDNs (Citibank NA, New York LIQ), 0.160%, 5/1/2014	15,550,000
		TOTAL	40,965,000
		Maryland—0.3%
220,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.300%, 5/7/2014	220,000
4,225,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.170%, 5/1/2014	4,225,000
1,415,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/2/2014	1,415,000
1,800,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/1/2014	1,800,000
		TOTAL	7,660,000
		Massachusetts—2.0%
15,000,000		Assabet Valley, MA Regional Vocational School District, 1.00% BANs, 7/8/2014	15,015,286
2,500,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.120%, 5/1/2014	2,500,000
7,150,000		Massachusetts IFA, (Series 1992B), 0.28% CP (New England Power Co.), Mandatory Tender 5/22/2014	7,150,000
6,000,000		Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(RBS Citizens, N.A. LOC), 0.290%, 5/7/2014	6,000,000
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$2,655,000		Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(RBS Citizens, N.A. LOC), 0.290%, 5/7/2014	$2,655,000
10,000,000		Methuen, MA, 1.00% BANs, 8/8/2014	10,014,850
2,717,000		Nahant, MA, 1.00% BANs, 7/18/2014	2,720,466
3,938,554		Pittsfield, MA, (Series B), 1.00% BANs, 6/27/2014	3,942,779
10,000,000		Springfield, MA, 1.00% BANs, 2/13/2015	10,057,046
		TOTAL	60,055,427
		Michigan—3.3%
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.230%, 5/1/2014	5,500,000
1,490,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/2/2014	1,490,000
4,800,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.220%, 5/7/2014	4,800,000
33,000,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 5/1/2014	33,000,000
4,500,000		Michigan State Housing Development Authority, MFH Revenue Bonds (Series 2002A) Weekly VRDNs (Bank of America N.A. LIQ), 0.130%, 5/1/2014	4,500,000
3,600,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.220%, 5/1/2014	3,600,000
2,035,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.230%, 5/1/2014	2,035,000
2,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 5/2/2014	2,000,000
2,665,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/2/2014	2,665,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 5/1/2014	6,945,000
30,885,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.200%, 5/1/2014	30,885,000
		TOTAL	97,420,000
		Minnesota—0.5%
440,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/1/2014	440,000
1,000,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/1/2014	1,000,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.150%, 5/1/2014	1,700,000
1,200,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.230%, 5/1/2014	1,200,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.150%, 5/1/2014	4,965,000
5,245,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.180%, 5/2/2014	5,245,000
415,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/1/2014	415,000
		TOTAL	14,965,000
		Mississippi—1.5%
1,635,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.240%, 5/1/2014	1,635,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.160%, 5/1/2014	9,570,000
6,600,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.160%, 5/1/2014	6,600,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.160%, 5/1/2014	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.160%, 5/1/2014	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Mizuho Bank Ltd. LOC), 0.160%, 5/1/2014	6,075,000
		TOTAL	42,880,000
		Missouri—0.0%
100,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.390%, 5/1/2014	100,000
		Multi-State—13.7%
1,245,500	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 5/1/2014	1,245,500
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$19,200,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 5/1/2014	$19,200,000
885,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 5/1/2014	885,000
6,765,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.270%, 5/1/2014	6,765,000
6,776,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.270%, 5/1/2014	6,776,000
54,310,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.170%, 5/1/2014	54,310,000
10,005,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.160%, 5/1/2014	10,005,000
17,550,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.170%, 5/1/2014	17,550,000
23,657,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.160%, 5/1/2014	23,657,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.210%, 5/1/2014	85,300,000
5,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.200%, 5/1/2014	5,000,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.220%, 5/1/2014	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (GTD by Citibank NA, New York), 0.210%, 5/1/2014	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.240%, 5/1/2014	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (GTD by Barclays Bank PLC), 0.210%, 5/1/2014	30,000,000
		TOTAL	406,993,500
		Nebraska—0.2%
3,500,000		Central Plains Energy Project, (Project #2) (Series 2009) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.120%, 5/1/2014	3,500,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 5/1/2014	2,000,000
		TOTAL	5,500,000
		Nevada—0.1%
4,000,000		Clark County, NV Airport System, (Series C-2), 2.00% BANs, 7/1/2014	4,010,997
		New Hampshire—0.3%
3,500,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens, N.A. LOC), 0.340%, 5/1/2014	3,500,000
6,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.33% CP (New England Power Co.), Mandatory Tender 5/16/2014	6,000,000
		TOTAL	9,500,000
		New Jersey—7.3%
8,000,000		Belmar, NJ, 0.75% BANs, 9/12/2014	8,010,425
5,700,000		Carteret, NJ, 1.00% BANs, 2/6/2015	5,717,301
6,848,880		Evesham Township, NJ, 1.00% BANs, 10/17/2014	6,858,324
7,000,000		Gloucester Township, NJ, (Series 2013A), 1.00% BANs, 6/2/2014	7,003,175
5,986,371		Harrison Township, NJ, 1.25% BANs, 11/17/2014	6,006,896
5,000,000		Middletown Township, NJ, 1.25% BANs, 9/16/2014	5,010,881
9,259,841		Montclair Township, NJ, 1.00% BANs, 11/7/2014	9,281,392
4,969,300		Morris Plains, NJ, 1.00% BANs, 7/18/2014	4,973,516
5,915,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.350%, 5/7/2014	5,915,000
115,000,000		New Jersey State, 2.00% TRANs, 6/26/2014	115,291,528
6,000,000	[3,4]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 2), Weekly VRDPs, (Royal Bank of Canada, Montreal LIQ), 0.200%, 5/1/2014	6,000,000
16,000,000	[3,4]	Nuveen New Jersey Premium Income Municipal Fund, Inc., (Series 2), Weekly VRDPs, (GTD by Citibank NA, New York), 0.200%, 5/1/2014	16,000,000
14,000,000		Ocean City, NJ, 1.00% BANs, 6/20/2014	14,010,865
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$6,000,000		Ramsey, NJ, 1.00% BANs, 1/16/2015	$6,012,729
		TOTAL	216,092,032
		New Mexico—0.3%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/1/2014	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/1/2014	3,400,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.220%, 5/1/2014	3,200,000
850,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.390%, 5/7/2014	850,000
		TOTAL	7,550,000
		New York—7.8%
14,000,000		Auburn, NY, 1.00% BANs, 5/30/2014	14,006,659
3,900,000		East Quogue, NY Union Free School District, 1.00% TANs, 6/27/2014	3,903,517
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.140%, 5/1/2014	5,590,000
10,000,000		Ithaca, NY, (Series 2014A), 0.75% BANs, 2/19/2015	10,042,529
5,000,000		Metropolitan Transportation Authority, NY VRNs, 0.302%, 5/1/2014	5,000,000
4,455,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.240%, 5/1/2014	4,455,000
4,690,000		New York City Housing Development Corp., (2006 Series A) Weekly VRDNs (1405 Fifth Avenue Apartments)/(Citibank NA, New York LOC), 0.110%, 5/7/2014	4,690,000
5,560,000		New York City Housing Development Corp., (2006 Series A: Granville Payne Apartments) Weekly VRDNs (Sutter Avenue Associates LLC)/(Citibank NA, New York LOC), 0.110%, 5/7/2014	5,560,000
5,500,000		New York City Housing Development Corp., (2007 Series A: 550 East 170th Street Apartments) Weekly VRDNs (East 170th Street Associates LP)/(Citibank NA, New York LOC), 0.110%, 5/7/2014	5,500,000
6,940,000		New York City Housing Development Corp., Capital Fund Grant Program (Series B1), 2.00% Bonds, 7/1/2014	6,960,317
25,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.100%, 5/1/2014	25,000,000
7,000,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.100%, 5/1/2014	7,000,000
32,380,000		New York City, NY, (Fiscal 2004 Series H-7) Daily VRDNs (KBC Bank N.V. LOC), 0.120%, 5/1/2014	32,380,000
1,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.150%, 5/1/2014	1,700,000
16,500,000		New York Liberty Development Corp., Towers 3-4 (Series a-1 Remarketed 3/19/14), 0.15% TOBs (3 World Trade Center)/(GTD by United States Treasury) 3/19/2015	16,500,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.280%, 5/7/2014	24,880,000
5,275,000		New York State HFA, (2007 Series A) Weekly VRDNs (Prospect Plaza Apartments)/(Citibank NA, New York LOC), 0.140%, 5/7/2014	5,275,000
13,070,000		New York State HFA, (2007 Series A) Weekly VRDNs (Remeeder Houses Apartments)/(Citibank NA, New York LOC), 0.110%, 5/7/2014	13,070,000
11,800,000		New York State Mortgage Agency, (Series 132) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 5/1/2014	11,800,000
5,000,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.110%, 5/1/2014	5,000,000
4,940,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.180%, 5/1/2014	4,940,000
1,905,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens, N.A. LOC), 0.250%, 5/7/2014	1,905,000
6,815,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(RBS Citizens, N.A. LOC), 0.320%, 5/1/2014	6,815,000
10,000,000		West Islip, NY Unified Free School District, 1.00% TANs, 6/30/2014	10,009,185
		TOTAL	231,982,207
		North Carolina—0.9%
500,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	500,000
2,700,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.100%, 5/7/2014	2,700,000
6,710,000		North Carolina HFA, (Series 16-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.120%, 5/7/2014	6,710,000
10,415,000		North Carolina HFA, (Series 18-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.120%, 5/7/2014	10,415,000
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$2,165,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.150%, 5/7/2014	$2,165,000
2,710,000	[3,4]	North Carolina HFA, PUTTERs (Series 3722Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.170%, 5/1/2014	2,710,000
1,500,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.120%, 5/1/2014	1,500,000
		TOTAL	26,700,000
		North Dakota—1.0%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 5/7/2014	30,000,000
125,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.210%, 5/1/2014	125,000
		TOTAL	30,125,000
		Oklahoma—0.3%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 5/1/2014	8,000,000
1,951,052	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.240%, 5/1/2014	1,951,052
		TOTAL	9,951,052
		Oregon—1.5%
10,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 5/1/2014	10,000,000
6,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 5/1/2014	6,650,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 5/1/2014	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.170%, 5/1/2014	10,000,000
6,870,000		Port of Portland, OR Airport, (Subseries 18A) Weekly VRDNs (Portland International Airport)/(U.S. Bank, N.A. LOC), 0.130%, 5/7/2014	6,870,000
		TOTAL	43,520,000
		Pennsylvania—0.0%
110,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.140%, 5/1/2014	110,000
		South Carolina—0.7%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.380%, 5/7/2014	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.380%, 5/7/2014	6,000,000
6,935,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.160%, 5/1/2014	6,935,000
		TOTAL	20,935,000
		South Dakota—0.4%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc. )/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 5/1/2014	8,410,000
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.140%, 5/1/2014	3,000,000
		TOTAL	11,410,000
		Tennessee—1.7%
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.160%, 5/1/2014	3,500,000
7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/1/2014	7,500,000
5,200,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.380%, 5/7/2014	5,200,000
33,890,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.160%, 5/7/2014	33,890,000
1,460,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.240%, 5/1/2014	1,460,000
		TOTAL	51,550,000
		Texas—7.3%
14,500,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.160%, 5/1/2014	14,500,000
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 5/1/2014	$2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 5/1/2014	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.140%, 5/1/2014	3,000,000
19,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2003) Weekly VRDNs (American Acryl LP)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.130%, 5/1/2014	19,000,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.120%, 5/7/2014	25,000,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.120%, 5/7/2014	25,000,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.160%, 5/1/2014	14,370,000
4,000,000		Jewett, TX Economic Development Corp., (Series 2003) Weekly VRDNs (Nucor Corp.), 0.380%, 5/7/2014	4,000,000
100,000,000		Texas State, (Series 2013), 2.00% TRANs, 8/28/2014	100,585,752
7,140,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 0.17% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 9/24/2014	7,140,000
		TOTAL	217,645,752
		Utah—0.0%
1,105,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.280%, 5/1/2014	1,105,000
		Vermont—0.3%
3,090,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care, Inc.)/(TD Bank, N.A. LOC), 0.100%, 5/7/2014	3,090,000
6,850,000		Vermont HFA, (2013 Series A) Weekly VRDNs (TD Bank, N.A. LIQ), 0.150%, 5/1/2014	6,850,000
		TOTAL	9,940,000
		Virginia—0.1%
2,200,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.50% CP (Virginia Electric & Power Co.), Mandatory Tender 5/7/2014	2,200,000
1,540,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.280%, 5/1/2014	1,540,000
		TOTAL	3,740,000
		Washington—3.0%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.330%, 5/1/2014	2,400,000
1,120,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.190%, 5/1/2014	1,120,000
24,500,000		Port of Tacoma, WA, (Series B: Subordinate Lien), 0.12% CP (Bank of America N.A. LOC), Mandatory Tender 6/3/2014	24,500,000
2,630,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.300%, 5/1/2014	2,630,000
13,650,000		Washington State EDFA, (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.120%, 5/7/2014	13,650,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.210%, 5/1/2014	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.210%, 5/1/2014	1,000,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.320%, 5/1/2014	10,000,000
4,035,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.240%, 5/1/2014	4,035,000
16,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013B), 0.270%, 5/1/2014	16,000,000
5,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.170%, 5/1/2014	5,560,000
		TOTAL	88,270,000
		West Virginia—0.4%
11,100,000		Fayette County, WV, Solid Waste Disposal Facility Revenue Bonds (Series 1995) Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.110%, 5/7/2014	11,100,000
1,000,000		Grant County, WV County Commission, PCRB (Series 1994), 0.27% CP (Virginia Electric & Power Co.), Mandatory Tender 5/7/2014	1,000,000
		TOTAL	12,100,000
10

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—2.3%
$4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 5/1/2014	$4,000,000
2,790,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.250%, 5/1/2014	2,790,000
4,170,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.230%, 5/1/2014	4,170,000
1,460,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.320%, 5/1/2014	1,460,000
14,977,500	Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.10% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 5/16/2014	14,977,500
6,860,000	Wisconsin Housing & EDA, (2004 Series D) Weekly VRDNs (FHLB of Chicago LIQ), 0.120%, 5/7/2014	6,860,000
10,000,000	Wisconsin Housing & EDA, (2008 Series A) Weekly VRDNs (BMO Harris Bank, N.A. LIQ), 0.110%, 5/7/2014	10,000,000
25,000,000	Wisconsin Housing & EDA, (Series A) Weekly VRDNs (FHLB of Chicago LIQ), 0.140%, 5/1/2014	25,000,000
	TOTAL	69,257,500
	Wyoming—0.8%
22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 5/7/2014	22,700,000
	TOTAL MUNICIPAL INVESTMENTS-99.8% (AT AMORTIZED COST)[5]	2,961,972,967
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	5,203,152
	TOTAL NET ASSETS—100%	$2,967,176,119
Securities that are subject to the federal alternative minimum tax (AMT) represent 66.4% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.7%	3.3%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $590,800,552, which represented 19.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $590,800,552, which represented 19.9% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party
11

pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC(s)	—Letter of Credit(s)
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes

12
Federated Prime Cash Obligations Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.7%
		Finance - Automotive—0.6%
$50,000,000	[1,2]	ARI Fleet Lease Trust 2014-A, Class A1, 0.250%, 4/15/2015	$50,000,000
43,819,477		Santander Drive Auto Receivables Trust 2014-1, Class A1, 0.270%, 1/15/2015	43,819,477
		TOTAL	93,819,477
		Finance - Equipment—0.1%
23,435,004	[1,2]	CIT Equipment Collateral 2013-VT1, Class A1, 0.300%, 11/20/2014	23,435,004
1,814,085		CNH Equipment Trust 2013-C, Class A1, 0.250%, 9/15/2014	1,814,085
		TOTAL	25,249,089
		TOTAL ASSET-BACKED SECURITIES	119,068,566
		CERTIFICATES OF DEPOSIT—35.1%
		Finance - Banking—35.1%
275,000,000		BNP Paribas SA, 0.210% - 0.220%, 5/12/2014 - 6/19/2014	275,000,000
100,000,000	[3]	Bank of Montreal, 0.220%, 5/30/2014	100,000,000
250,000,000	[3]	Bank of Montreal, 0.223%, 5/6/2014	250,000,000
90,000,000		Bank of Nova Scotia, Toronto, 0.230%, 6/3/2014	90,002,461
150,000,000		Bank of Nova Scotia, Toronto, 0.240%, 10/20/2014	150,000,000
200,000,000		Bank of Nova Scotia, Toronto, 0.250%, 8/7/2014	200,000,000
400,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.100% - 0.150%, 5/5/2014 - 5/9/2014	400,000,000
75,000,000	[3]	Canadian Imperial Bank of Commerce, 0.292%, 5/27/2014	75,000,000
298,000,000		Credit Agricole Corporate and Investment Bank, 0.210%, 5/15/2014 - 7/31/2014	298,000,000
30,000,000		Credit Suisse, Zurich, 0.230%, 6/24/2014	30,000,000
150,000,000		Credit Suisse, Zurich, 0.230%, 7/2/2014	150,000,000
50,000,000		Credit Suisse, Zurich, 0.230%, 8/14/2014	50,000,000
384,000,000		Deutsche Bank AG, 0.210% - 0.230%, 5/29/2014 - 7/28/2014	384,000,000
150,200,000	[3]	Deutsche Bank AG, 0.246%, 7/23/2014	150,200,000
50,000,000	[3]	Deutsche Bank AG, 0.330%, 5/1/2014	50,000,000
15,000,000		JPMorgan Chase Bank, N.A., 0.380%, 5/15/2014	15,000,000
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.412%, 5/21/2014	150,000,000
200,000,000		Mizuho Bank Ltd., 0.150%, 5/15/2014	200,000,000
200,000,000	[3]	PNC Bank, N.A., 0.490%, 6/20/2014	200,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.233%, 5/12/2014	50,000,000
325,000,000	[3]	Royal Bank of Canada, Montreal, 0.320%, 7/7/2014	325,000,000
371,500,000		Societe Generale, Paris, 0.210%, 6/13/2014	371,500,000
250,000,000		Standard Chartered Bank PLC, 0.170%, 5/16/2014	250,000,000
300,000,000		Standard Chartered Bank PLC, 0.200%, 5/14/2014	299,978,345
820,000,000		Sumitomo Mitsui Banking Corp., 0.100% - 0.160%, 5/1/2014 - 5/23/2014	820,000,000
250,000,000	[3]	Toronto Dominion Bank, 0.226%, 7/15/2014	250,000,000
150,000,000	[3]	Toronto Dominion Bank, 0.236%, 5/6/2014	150,000,000
75,000,000		Toronto Dominion Bank, 0.320%, 7/10/2014	75,000,000
50,000,000	[3]	Wells Fargo Bank, N.A., 0.233%, 6/17/2014	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	5,858,680,806
		COLLATERALIZED LOAN AGREEMENTS—12.3%
		Finance - Banking—12.3%
187,000,000		BNP Paribas Securities Corp., 0.183% - 0.416%, 5/1/2014 - 7/14/2014	187,000,000
330,000,000		Barclays Capital, Inc., 0.203% - 0.679%, 5/27/2014 - 1/21/2015	330,000,000
435,000,000		Credit Suisse Securities (USA) LLC, 0.213% - 0.578%, 5/1/2014 - 6/20/2014	435,000,000
70,000,000		Deutsche Bank Securities, Inc., 0.233%, 5/1/2014	70,000,000
1

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS—continued
		Finance - Banking—continued
$24,000,000		HSBC Securities (USA), Inc., 0.284%, 5/1/2014	$24,000,000
137,500,000		JPMorgan Securities LLC, 0.314% - 0.335%, 6/13/2014 - 6/30/2014	137,500,000
422,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.213% - 0.253%, 5/1/2014 - 5/23/2014	422,000,000
439,000,000		Wells Fargo Securities, LLC, 0.183% - 0.406%, 5/1/2014 - 7/21/2014	439,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,044,500,000
		COMMERCIAL PAPER—31.1%[4]
		Finance - Banking—23.5%
215,000,000	[3]	Australia & New Zealand Banking Group, Melbourne, 0.402%, 5/6/2014	215,000,000
30,000,000		BNP Paribas Finance, Inc., 0.220%, 6/2/2014	29,994,133
400,000,000		Barclays US Funding Corp., 0.200%, 6/6/2014 - 7/2/2014	399,902,222
155,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.321% - 0.331%, 6/12/2014 - 4/9/2015	154,742,311
150,000,000		HSBC USA, Inc., 0.240%, 9/2/2014	149,876,000
54,000,000		ICICI Bank Ltd., Hong Kong (Series B), (Wells Fargo Bank, N.A. LOC), 0.220% - 0.290%, 6/11/2014 - 10/7/2014	53,971,016
818,300,000		ING (U.S.) Funding LLC, 0.200% - 0.210%, 6/5/2014 - 8/1/2014	817,995,796
455,000,000	[1,2]	JPMorgan Securities LLC, 0.230% - 0.300%, 5/27/2014 - 9/3/2014	454,842,301
163,000,000	[1,2]	LMA-Americas LLC, 0.220% - 0.230%, 5/13/2014 - 7/10/2014	162,934,581
400,000,000		Lloyds Bank PLC, London, 0.090%, 5/6/2014	399,995,000
97,500,000	[1,2]	Matchpoint Master Trust, 0.220%, 6/16/2014 - 6/19/2014	97,471,996
835,000,000	[1,2]	Nationwide Building Society, 0.200% - 0.210%, 5/12/2014 - 7/21/2014	834,758,121
150,000,000	[1,2]	Northern Pines Funding LLC, 0.240% - 0.250%, 5/27/2014 - 6/27/2014	149,962,972
		TOTAL	3,921,446,449
		Finance - Commercial—2.3%
100,000,000	[1,2]	Alpine Securitization Corp., 0.210%, 8/25/2014	99,932,334
282,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210% - 0.220%, 5/12/2014 - 7/14/2014	281,909,673
4,815,000		General Electric Capital Corp., 0.375%, 6/20/2014	4,815,406
		TOTAL	386,657,413
		Finance - Retail—3.8%
100,000,000	[1,2]	Barton Capital LLC, 0.210%, 5/15/2014	99,991,833
50,000,000	[1,2]	CAFCO, LLC, 0.220%, 10/14/2014	49,949,278
178,000,000	[1,2]	Chariot Funding LLC, 0.220% - 0.301%, 7/24/2014 - 12/17/2014	177,794,733
199,600,000	[1,2]	Jupiter Securitization Co. LLC, 0.220% - 0.301%, 6/6/2014 - 11/25/2014	199,382,461
100,000,000	[1,2]	Starbird Funding Corp., 0.210%, 5/5/2014	99,997,667
		TOTAL	627,115,972
		Sovereign—1.5%
250,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.235% - 0.240%, 6/18/2014 - 6/20/2014	249,919,852
		TOTAL COMMERCIAL PAPER	5,185,139,686
		CORPORATE BONDS—0.8%
		Finance - Banking—0.3%
10,000,000		Credit Suisse, Zurich, 5.500%, 5/1/2014	10,000,000
25,400,000	[1,2]	Rabobank Nederland NV, Utrecht, 4.200%, 5/13/2014	25,433,140
15,000,000		Royal Bank of Canada, Montreal, 1.450%, 10/30/2014	15,089,982
		TOTAL	50,523,122
		Finance - Commercial—0.4%
2,500,000		General Electric Capital Corp., 3.750%, 11/14/2014	2,544,962
13,612,000		General Electric Capital Corp., 4.875%, 3/4/2015	14,133,882
50,840,000		General Electric Capital Corp., 5.900%, 5/13/2014	50,935,653
		TOTAL	67,614,497
		Insurance—0.1%
12,446,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	12,591,214
		TOTAL CORPORATE BONDS	130,728,833
2

Principal Amount			Value
		CORPORATE NOTES—0.1%
		Finance - Banking—0.1%
$718,000		Australia & New Zealand Banking Group, Melbourne, 2.125%, 9/19/2014	$723,139
15,015,000	[1,2]	ING Bank N.V., 2.375%, 6/9/2014	15,048,054
		TOTAL	15,771,193
		Insurance—0.0%
500,000	[1,2]	New York Life Global Funding, 3.000%, 5/4/2015	513,312
		TOTAL CORPORATE NOTES	16,284,505
		NOTES - VARIABLE—6.9%[3]
		Aerospace/Auto—3.0%
60,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.227%, 7/14/2014	60,000,000
266,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.227%, 7/14/2014	266,000,000
175,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.230%, 7/8/2014	175,000,000
		TOTAL	501,000,000
		Finance - Banking—3.3%
2,000,000		Albuquerque, NM IDRB, (Series 1997) El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.200%, 5/1/2014	2,000,000
4,085,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.300%, 5/1/2014	4,085,000
8,525,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.150%, 5/1/2014	8,525,000
8,865,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.140%, 5/1/2014	8,865,000
6,200,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/7/2014	6,200,000
7,050,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	7,050,000
75,700,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	75,700,000
2,300,000		Douglas County, GA Development Authority, (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/1/2014	2,300,000
4,230,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.150%, 5/1/2014	4,230,000
5,095,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	5,095,000
7,065,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	7,065,000
18,430,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	18,430,000
5,025,000	[1,2]	ING Bank N.V., Sr. Unsecured, 1.635%, 6/9/2014	5,032,367
9,915,000		J.R. Adventures Insurance Trust, (Wells Fargo Bank, N.A. LOC), 0.140%, 5/1/2014	9,915,000
2,770,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.130%, 5/7/2014	2,770,000
18,230,000		Kentucky Housing Corp., (2005 Series L), 0.110%, 5/7/2014	18,230,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	200,000
20,400,000		Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.150%, 5/1/2014	20,400,000
25,985,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series B), (Deutsche Bank AG LOC), 0.140%, 5/1/2014	25,985,000
25,000,000		Michigan Finance Authority, (Series 2010-B), (PNC Bank, N.A. LOC), 0.120%, 5/1/2014	25,000,000
1,950,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.140%, 5/1/2014	1,950,000
9,719,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.110%, 5/1/2014	9,719,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/7/2014	2,565,000
8,740,000		New York State Mortgage Agency, (Series 115), 0.100%, 5/7/2014	8,740,000
26,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	26,670,000
5,200,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	5,200,000
3,280,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.140%, 5/7/2014	3,280,000
10,370,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond - Rivercentre Arena PJ (Series 2009 A), (U.S. Bank, N.A. LOC), 0.150%, 5/1/2014	10,370,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	18,965,000
8,860,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	8,860,000
50,000,000		State Street Bank and Trust Co., 0.325%, 6/18/2014	50,000,000
12,605,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	12,605,000
39,010,000		Toronto Dominion Bank, 0.527%, 7/14/2014	39,034,465
1,310,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2014	1,310,000
3

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$475,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.430%, 5/1/2014	$475,000
15,930,000		Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.150%, 5/7/2014	15,930,000
50,000,000		Wells Fargo Bank, N.A., 0.325%, 6/20/2014	50,000,000
12,560,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	12,560,000
11,510,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.150%, 5/1/2014	11,510,000
2,280,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.200%, 5/7/2014	2,280,000
		TOTAL	549,100,832
		Finance - Commercial—0.5%
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.193%, 5/2/2014	49,996,852
21,300,000		General Electric Capital Corp., 0.375%, 6/20/2014	21,304,296
3,800,000		General Electric Capital Corp., 0.866%, 6/2/2014	3,802,130
6,700,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.220%, 5/1/2014	6,700,000
		TOTAL	81,803,278
		Government Agency—0.1%
500,000		Augusta, GA Housing Authority, Westbury Creek Apartments Project (Series 2003 B), (FNMA LOC), 0.110%, 5/7/2014	500,000
615,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.120%, 5/1/2014	615,000
901,000		Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.500%, 5/1/2014	901,000
22,000,000		Sunroad Centrum Apartments 23, LP, (Series 2012-a) Centrum Apartments Project, (FHLB of San Francisco LOC), 0.140%, 5/1/2014	22,000,000
315,000		Washington State Housing Finance Commission: MFH, Revenue Bonds, (FNMA LOC), 0.130%, 5/1/2014	315,000
		TOTAL	24,331,000
		TOTAL NOTES—VARIABLE	1,156,235,110
		TIME DEPOSITS—3.0%
		Finance - Banking—3.0%
500,000,000		Australia & New Zealand Banking Group, Melbourne, 0.070%, 5/1/2014	500,000,000
		REPURCHASE AGREEMENTS—10.0%
410,858,000		Interest in $4,000,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,005,556 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,005,676.	410,858,000
500,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.07%, dated 4/30/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,003,889 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agencies and a U.S. Treasury security with various maturities to 1/1/2044 and the market value of those underlying securities was $2,042,543,247.	500,000,000
750,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.07%, dated 4/30/2014 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,001,944 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2044 and the market value of those underlying securities was $1,020,010,224.	750,000,000
		TOTAL REPURCHASE AGREEMENTS	1,660,858,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	16,671,495,506
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	4,061,983
		TOTAL NET ASSETS—100%	$16,675,557,489
4

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $3,302,340,056, which represented 19.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $3,302,340,056, which represented 19.8% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MFH	—Multi-Family Housing
UT	—Unlimited Tax
5
Federated Prime Management Obligations Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.8%
		Finance - Automotive—1.7%
$18,422,243	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A1, 0.250%, 2/20/2015	$18,422,243
		Finance - Equipment—0.1%
836,596	[1,2,3]	MMAF Equipment Finance LLC (Series 2013-A), Class A1, 0.280%, 5/14/2014	836,596
		TOTAL ASSET-BACKED SECURITIES	19,258,839
		CERTIFICATES OF DEPOSIT—28.0%
		Finance - Banking—28.0%
25,000,000		Bank of Nova Scotia, Toronto, 0.250%, 8/7/2014	25,000,000
50,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.210%, 8/28/2014	50,000,000
15,000,000	[3]	Canadian Imperial Bank of Commerce, 0.292%, 5/27/2014	15,000,000
44,000,000		JPMorgan Chase Bank, N.A., 0.320% - 0.420%, 6/2/2014 - 7/30/2014	44,000,000
6,500,000		Mizuho Bank Ltd., 0.200%, 6/20/2014	6,500,000
15,000,000	[3]	PNC Bank, N.A., 0.490%, 6/20/2014	15,000,000
10,000,000		Rabobank Nederland NV, Utrecht, 0.240%, 6/25/2014	10,000,000
40,000,000	[3]	Royal Bank of Canada, Montreal, 0.233%, 5/12/2014	40,000,000
10,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 5/1/2014	10,000,000
10,000,000		Standard Chartered Bank PLC, 0.200%, 5/14/2014	9,999,278
45,000,000		Sumitomo Mitsui Banking Corp., 0.220% - 0.230%, 5/28/2014 - 8/5/2014	45,000,000
25,000,000	[3]	Toronto Dominion Bank, 0.236%, 5/6/2014	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	295,499,278
		COLLATERALIZED LOAN AGREEMENTS—13.7%
		Finance - Banking—13.7%
30,000,000		BNP Paribas Securities Corp., 0.385% - 0.446%, 5/1/2014 - 5/5/2014	30,000,000
50,000,000		Barclays Capital, Inc., 0.203%, 6/16/2014	50,000,000
35,000,000		Citigroup Global Markets, Inc., 0.700% - 0.750%, 6/16/2014	35,000,000
15,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.385%, 5/1/2014	15,000,000
15,000,000		Pershing LLC, 0.385%, 5/1/2014	15,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	145,000,000
		COMMERCIAL PAPER—22.2%[4]
		Finance - Banking—16.6%
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 8/5/2014	4,995,600
50,000,000		ING (U.S.) Funding LLC, 0.210%, 7/25/2014	49,975,208
30,000,000	[1,2]	LMA-Americas LLC, 0.230%, 7/21/2014	29,984,475
30,000,000	[1,2]	Nationwide Building Society, 0.200% - 0.210%, 5/12/2014 - 7/21/2014	29,992,287
15,000,000	[1,2]	Northern Pines Funding LLC, 0.240%, 7/2/2014	14,993,800
45,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.245%, 5/2/2014	44,999,694
		TOTAL	174,941,064
		Finance - Retail—4.2%
45,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.281% - 0.301%, 7/1/2014 - 1/6/2015	44,948,403
		Sovereign—1.4%
15,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.235%, 6/20/2014	14,995,104
		TOTAL COMMERCIAL PAPER	234,884,571
		CORPORATE BONDS—2.0%
		Finance - Commercial—1.9%
20,000,000		General Electric Capital Corp., 2.150%, 1/9/2015	20,255,835
		Insurance—0.1%
475,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	480,462
1

Principal Amount			Value
		CORPORATE BONDS—continued
		Insurance—continued
$500,000	[1,2]	New York Life Global Funding, 1.300%, 1/12/2015	$503,423
		TOTAL	983,885
		TOTAL CORPORATE BONDS	21,239,720
		CORPORATE NOTE—0.3%
		Finance - Banking—0.3%
2,660,000		Toronto Dominion Bank, 1.375%, 7/14/2014	2,666,150
		NOTES - VARIABLE—14.9%[3]
		Aerospace/Auto—2.9%
300,000		Toyota Motor Credit Corp., (Toyota Motor Corp. LOC), 0.385%, 6/10/2014	300,393
30,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.227%, 7/14/2014	30,000,000
300,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.380%, 7/8/2014	300,443
		TOTAL	30,600,836
		Finance - Banking—12.0%
24,350,000	[1,2]	BlackRock MuniHoldings Fund II, Inc., VMTP Preferred Shares (Series T0018), 0.170%, 5/1/2014	24,350,000
25,000,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), 0.170%, 5/1/2014	25,000,000
8,240,000		Campus Crusade for Christ, Inc., Series 1997, (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	8,240,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Mizuho Bank Ltd. LOC), 0.190%, 5/1/2014	1,500,000
15,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.210%, 5/1/2014	15,000,000
3,071,000		Kern, CA Water Bank Authority, (Series B), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	3,071,000
7,500,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.300%, 5/1/2014	7,500,000
3,070,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/6/2014	3,070,000
10,000,000		New York State HFA, Series 2013-A, (Wells Fargo Bank, N.A. LOC), 0.100%, 5/7/2014	10,000,000
1,005,000		Roman Catholic Diocese of Charlotte, (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/1/2014	1,005,000
1,225,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/6/2014	1,225,000
25,970,000		Urban Campus Environments LLC, Series 2006, (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	25,970,000
385,000		Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.160%, 5/1/2014	385,000
		TOTAL	126,316,000
		TOTAL NOTES—VARIABLE	156,916,836
		SHORT-TERM MUNICIPAL—3.8%
		Municipal—3.8%
40,000,000		New Jersey State, 2.000%, 6/26/2014	40,101,401
		REPURCHASE AGREEMENTS—13.5%
42,725,000		Interest in $4,000,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,005,556 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,005,676.	42,725,000
100,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.07%, dated 4/30/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,003,889 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agencies and a U.S. Treasury security with various maturities to 1/1/2044 and the market value of those underlying securities was $2,042,543,247.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	142,725,000
		TOTAL INVESTMENTS—100.2% (AT AMORTIZED COST)[5]	1,058,291,795
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(2,029,814)
		TOTAL NET ASSETS—100%	$1,056,261,981
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $224,502,393, which represented 21.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $224,502,393, which represented 21.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
2

4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HFA	—Housing Finance Authority
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate MuniFund Term Preferred
3
Federated Prime Obligations Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.3%
		Finance - Automotive—0.1%
$33,896,927	[1,2,3]	Enterprise Fleet Financing LLC 2014-1, Class A1, 0.250%, 5/14/2015	$33,896,927
		Finance - Equipment—0.2%
53,900,511	[1,2]	CIT Equipment Collateral 2013-VT1, Class A1, 0.300%, 11/20/2014	53,900,511
10,430,987		CNH Equipment Trust 2013-C, Class A1, 0.250%, 9/15/2014	10,430,987
		TOTAL	64,331,498
		TOTAL ASSET-BACKED SECURITIES	98,228,425
		Finance - Banking—0.9%
350,000,000		Bank of America N.A., 0.200%, 6/4/2014	350,000,000
		CERTIFICATES OF DEPOSIT—37.3%
		Finance - Banking—37.3%
805,000,000		BNP Paribas SA, 0.210% - 0.220%, 5/12/2014 - 6/19/2014	805,000,000
300,000,000	[3]	Bank of Montreal, 0.220%, 5/30/2014	300,000,000
200,000,000	[3]	Bank of Montreal, 0.221%, 5/19/2014	200,000,000
40,000,000	[3]	Bank of Montreal, 0.227%, 7/14/2014	40,000,901
250,000,000	[3]	Bank of Montreal, 0.230%, 5/12/2014	250,000,000
150,000,000	[3]	Bank of Montreal, 0.231%, 5/12/2014	150,000,000
100,000,000	[3]	Bank of Montreal, 0.232%, 5/19/2014	100,000,000
50,000,000	[3]	Bank of Montreal, 0.235%, 5/20/2014	50,000,000
100,000,000	[3]	Bank of Montreal, 0.409%, 7/24/2014	100,043,967
536,000,000		Bank of Nova Scotia, Toronto, 0.240%, 10/20/2014	536,000,000
154,500,000		Bank of Nova Scotia, Toronto, 0.250%, 6/23/2014	154,500,000
1,210,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.150%, 5/9/2014 - 5/28/2014	1,210,000,000
150,000,000	[3]	Canadian Imperial Bank of Commerce, 0.233%, 6/13/2014	150,000,000
300,000,000	[3]	Canadian Imperial Bank of Commerce, 0.292%, 5/27/2014	300,000,000
400,000,000		Credit Agricole Corporate and Investment Bank, 0.210% - 0.220%, 5/15/2014 - 6/20/2014	400,000,000
200,000,000		Credit Suisse, Zurich, 0.230%, 7/18/2014	200,000,000
150,000,000		Credit Suisse, Zurich, 0.230%, 7/9/2014	150,000,000
500,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.090%, 5/1/2014	500,000,000
35,000,000		Deutsche Bank AG, 0.210% - 0.220%, 5/29/2014 - 7/28/2014	35,000,000
525,000,000		Deutsche Bank AG, 0.230%, 6/27/2014	525,000,000
232,000,000		Deutsche Bank AG, 0.240%, 6/26/2014	232,000,000
100,000,000	[3]	Deutsche Bank AG, 0.246%, 7/23/2014	100,000,000
499,500,000	[3]	Deutsche Bank AG, 0.330%, 5/1/2014	499,500,000
725,000,000		JPMorgan Chase Bank, N.A., 0.320% - 0.380%, 5/15/2014 - 6/2/2014	725,000,000
453,000,000	[3]	JPMorgan Chase Bank, N.A., 0.412%, 5/21/2014	453,000,000
200,000,000		Mizuho Bank Ltd., 0.150%, 5/9/2014	200,000,000
320,000,000	[3]	PNC Bank, N.A., 0.490%, 6/20/2014	320,000,000
720,000,000		Rabobank Nederland NV, Utrecht, 0.230% - 0.240%, 5/6/2014 - 6/25/2014	720,000,000
542,000,000	[3]	Royal Bank of Canada, Montreal, 0.232%, 5/27/2014	542,000,000
90,000,000	[3]	Royal Bank of Canada, Montreal, 0.233%, 5/12/2014	90,000,000
205,700,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 5/1/2014	205,700,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.320%, 7/7/2014	25,000,000
150,000,000	[3]	Royal Bank of Canada, Montreal, 0.460%, 7/7/2014	150,000,000
300,000,000		Societe Generale, Paris, 0.270%, 5/2/2014	300,000,000
392,100,000		Standard Chartered Bank PLC, 0.170%, 5/16/2014	392,100,000
1,685,000,000		Sumitomo Mitsui Banking Corp., 0.100% - 0.170%, 5/2/2014 - 5/23/2014	1,685,000,000
1

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Finance - Banking—continued
$194,500,000	[3]	Toronto Dominion Bank, 0.212%, 5/19/2014	$194,500,000
250,000,000	[3]	Toronto Dominion Bank, 0.212%, 5/22/2014	250,000,000
484,600,000	[3]	Toronto Dominion Bank, 0.226%, 7/15/2014	484,600,000
150,000,000	[3]	Toronto Dominion Bank, 0.236%, 5/6/2014	150,000,000
627,000,000		Toronto Dominion Bank, 0.320%, 6/9/2014 - 7/10/2014	627,000,000
40,000,000	[3]	Wells Fargo Bank, N.A., 0.233%, 6/17/2014	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	14,540,944,868
		COLLATERALIZED LOAN AGREEMENTS—11.0%
		Finance - Banking—11.0%
55,000,000		BMO Capital Markets Corp., 0.183%, 5/1/2014	55,000,000
452,000,000		BNP Paribas Securities Corp., 0.183% - 0.456%, 5/1/2014 - 7/3/2014	452,000,000
615,000,000		Barclays Capital, Inc., 0.203% - 0.679%, 5/27/2014 - 1/21/2015	615,000,000
1,265,000,000		Credit Suisse Securities (USA) LLC, 0.213% - 0.578%, 5/1/2014 - 6/20/2014	1,265,000,000
145,000,000		HSBC Securities (USA), Inc., 0.183% - 0.284%, 5/1/2014	145,000,000
325,000,000		JPMorgan Securities LLC, 0.314% - 0.335%, 6/13/2014 - 6/30/2014	325,000,000
454,000,000		Mitsubishi UFJ Securities (USA), Inc., 0.213% - 0.253%, 5/7/2014 - 5/23/2014	454,000,000
981,200,000		Wells Fargo Securities, LLC, 0.183% - 0.406%, 5/1/2014 - 7/28/2014	981,200,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	4,292,200,000
		COMMERCIAL PAPER—27.2%[4]
		Aerospace/Auto—0.2%
85,000,000	[3]	Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.202%, 5/27/2014	85,000,000
		Finance - Banking—20.1%
1,145,000,000		Barclays US Funding Corp., 0.200%, 6/6/2014 - 7/2/2014	1,144,688,472
455,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.190% - 0.331%, 6/3/2014 - 4/1/2015	454,587,495
480,000,000		HSBC USA, Inc., 0.230% - 0.240%, 6/4/2014 - 9/5/2014	479,728,530
1,945,600,000		ING (U.S.) Funding LLC, 0.200% - 0.210%, 5/2/2014 - 8/1/2014	1,944,951,216
425,000,000	[1,2]	JPMorgan Securities LLC, 0.230% - 0.280%, 7/16/2014 - 10/24/2014	424,682,111
657,300,000	[1,2]	LMA-Americas LLC, 0.220% - 0.230%, 5/2/2014 - 7/23/2014	657,152,494
1,500,000,000		Lloyds Bank PLC, London, 0.090%, 5/6/2014	1,499,981,250
260,000,000	[1,2]	Matchpoint Master Trust, 0.210% - 0.220%, 5/19/2014 - 6/11/2014	259,954,658
560,000,000	[1,2]	Northern Pines Funding LLC, 0.240%, 5/28/2014 - 6/27/2014	559,828,533
400,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.245% - 0.250%, 5/2/2014	399,997,251
		TOTAL	7,825,552,010
		Finance - Commercial—2.3%
200,000,000	[1,2]	Alpine Securitization Corp., 0.210%, 8/25/2014	199,864,667
310,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210% - 0.220%, 5/9/2014 - 7/10/2014	309,939,777
35,610,000	[1,2]	Fairway Finance Co. LLC, 0.230%, 6/9/2014	35,601,127
350,000,000		General Electric Capital Corp., 0.220%, 5/9/2014 - 5/12/2014	349,979,222
		TOTAL	895,384,793
		Finance - Retail—4.3%
135,000,000	[1,2]	Barton Capital LLC, 0.210%, 5/14/2014 - 5/15/2014	134,989,384
862,900,000	[1,2]	Chariot Funding LLC, 0.220% - 0.301%, 5/6/2014 - 1/22/2015	862,149,601
607,500,000	[1,2]	Jupiter Securitization Co. LLC, 0.230% - 0.301%, 6/2/2014 - 1/6/2015	606,713,129
85,000,000	[1,2]	Starbird Funding Corp., 0.210% - 0.220%, 5/29/2014 - 6/24/2014	84,980,283
		TOTAL	1,688,832,397
		Sovereign—0.3%
99,300,000	[1,2]	Kells Funding, LLC, 0.190%, 7/18/2014	99,260,694
		TOTAL COMMERCIAL PAPER	10,594,029,894
2

Principal Amount			Value
		CORPORATE BONDS—1.1%
		Finance - Banking—0.0%
$17,074,000		Wells Fargo Bank, N.A., 4.750%, 2/9/2015	$17,653,565
		Finance - Commercial—0.9%
14,770,000		General Electric Capital Corp., 2.150%, 1/9/2015	14,957,319
35,442,000		General Electric Capital Corp., 3.750%, 11/14/2014	36,097,074
131,081,000		General Electric Capital Corp., 4.750%, 9/15/2014	133,229,848
7,250,000		General Electric Capital Corp., 5.500%, 6/4/2014	7,284,893
10,192,000		General Electric Capital Corp., 5.650%, 6/9/2014	10,249,450
163,744,000		General Electric Capital Corp., 5.900%, 5/13/2014	164,041,993
		TOTAL	365,860,577
		Insurance—0.2%
45,996,000	[1,2]	Metropolitan Life Global Funding I, 2.000%, 1/9/2015	46,530,886
12,721,000	[1,2]	Metropolitan Life Global Funding I, 5.125%, 6/10/2014	12,787,869
		TOTAL	59,318,755
		TOTAL CORPORATE BONDS	442,832,897
		NOTES - VARIABLE—7.9%[3]
		Aerospace/Auto—1.6%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.227%, 7/14/2014	50,000,000
275,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.227%, 7/14/2014	275,000,000
298,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.230%, 7/8/2014	298,000,000
9,500,000		Toyota Motor Credit Corp., Sr. Unsecured, (Toyota Motor Corp. SA), 0.326%, 7/15/2014	9,507,184
1,250,000		Toyota Motor Credit Corp., Sr. Unsecured, (Toyota Motor Corp. SA), 0.404%, 5/21/2014	1,251,258
3,873,000		Toyota Motor Credit Corp., Sr. Unsecured, (Toyota Motor Corp. SA), 0.406%, 6/5/2014	3,877,117
		TOTAL	637,635,559
		Diversified—0.0%
815,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.600%, 5/1/2014	815,000
		Finance - Banking—5.2%
565,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.150%, 5/1/2014	565,000
100,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.234%, 5/21/2014	100,000,000
14,100,000		California Infrastructure & Economic Development Bank, (Series 2008), (Bank of America N.A. LOC), 0.130%, 5/1/2014	14,100,000
4,920,000		Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.140%, 5/1/2014	4,920,000
7,360,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	7,360,000
4,215,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.200%, 5/2/2014	4,215,000
395,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.300%, 5/1/2014	395,000
20,000,000		Connecticut State HFA, (2008 Series E), 0.140%, 5/1/2014	20,000,000
17,705,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.140%, 5/1/2014	17,705,000
66,605,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.150%, 5/1/2014	66,605,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000 A), (U.S. Bank, N.A. LOC), 0.130%, 5/1/2014	33,900,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.140%, 5/1/2014	3,000,000
7,550,000		Gulf Gate Apartments LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	7,550,000
1,180,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	1,180,000
4,620,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.130%, 5/7/2014	4,620,000
30,000,000		Illinois Finance Authority, (Series 2007), (Bank of America N.A. LOC), 0.140%, 5/1/2014	30,000,000
25,000,000		JPMorgan Chase Bank, N.A., 0.378%, 7/18/2014	25,007,785
11,075,000		Johnson City, TN Health & Education Facilities Board, (Series 2013-B) (Mountain State Health Alliance), (U.S. Bank, N.A. LOC), 0.130%, 5/7/2014	11,075,000
2,775,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.130%, 5/7/2014	2,775,000
15,425,000		Kentucky Housing Corp., 2006 (Series C), 0.110%, 5/7/2014	15,425,000
1,205,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/7/2014	1,205,000
3

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$900,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/7/2014	$900,000
75,000,000	[1,2]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LOC), 0.221%, 5/19/2014	74,999,572
22,735,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.150%, 5/7/2014	22,735,000
30,000,000		Maine State Housing Authority, 2013 (Series G) Federally Taxable, 0.130%, 5/1/2014	30,000,000
1,750,000		Massachusetts State Development Finance Agency, (Series 2001-B) Whaler's Cove Project, (U.S. Bank, N.A. LOC), 0.240%, 5/1/2014	1,750,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.120%, 5/1/2014	25,000,000
22,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.120%, 5/1/2014	22,000,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.270%, 5/1/2014	10,000,000
6,479,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.110%, 5/1/2014	6,479,000
15,600,000		New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.120%, 5/7/2014	15,600,000
38,000,000		New York City, NY, (Fiscal 2006 Series E-3), (Bank of America N.A. LOC), 0.120%, 5/1/2014	38,000,000
5,485,000		New York State HFA, Revenue Bonds (Series 2011B), (Wells Fargo Bank, N.A. LOC), 0.100%, 5/7/2014	5,485,000
8,650,000		North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.160%, 5/1/2014	8,650,000
65,800,000		Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/7/2014	65,800,000
4,655,000		Palm Desert Financing Authority, Emergency Independence Program (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.200%, 5/1/2014	4,655,000
8,060,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.250%, 5/1/2014	8,060,000
15,210,000		Reading, PA, (Series 2008-D), (PNC Bank, N.A. LOC), 0.150%, 5/1/2014	15,210,000
5,845,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	5,845,000
150,000,000		Royal Bank of Canada, Montreal, 0.460%, 7/7/2014	150,238,990
14,945,000		Sabri Arac, The Quarry Lane School (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	14,945,000
29,200,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.130%, 5/1/2014	29,200,000
10,175,000		Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 0.810%, 5/1/2014	10,175,000
390,000		St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.350%, 5/1/2014	390,000
350,000,000		State Street Bank and Trust Co., 0.325%, 6/18/2014	350,000,000
8,250,000		TMF Biofuels LLC, (Series 2012), (Rabobank Nederland NV, Utrecht LOC), 0.150%, 5/1/2014	8,250,000
7,765,000		The Larry L. Henry 2013 Family Trust, (Series 2013), (Wells Fargo Bank, N.A. LOC), 0.140%, 5/1/2014	7,765,000
14,000,000		Toronto Dominion Bank, Sr. Unsecured, MTN, 0.416%, 5/7/2014	14,026,146
10,000,000		University of Illinois, (Series 2014C), (Northern Trust Corp. LOC), 0.100%, 5/1/2014	10,000,000
469,000,000		Wells Fargo Bank, N.A., 0.325%, 6/20/2014	469,000,000
203,000,000		Wells Fargo Bank, N.A., 0.334%, 6/23/2014	203,000,000
8,990,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.150%, 5/1/2014	8,990,000
7,430,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.120%, 5/1/2014	7,430,000
		TOTAL	2,016,181,493
		Finance - Commercial—0.3%
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.177%, 5/6/2014	29,999,982
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.181%, 5/12/2014	29,998,901
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.182%, 5/2/2014	30,000,000
2,000,000		General Electric Capital Corp., 0.866%, 6/2/2014	2,001,134
11,865,000	[1,2]	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.150%, 5/1/2014	11,865,000
		TOTAL	103,865,017
		Finance - Retail—0.2%
80,000,000	[1,2]	Barton Capital LLC, 0.213%, 5/8/2014	80,000,000
		Government Agency—0.5%
12,000,000		Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.130%, 5/7/2014	12,000,000
22,760,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.140%, 5/1/2014	22,760,000
35,500,000		Capital Trust Agency, FL, (FNMA LOC), 0.130%, 5/1/2014	35,500,000
7,590,000		Frogtown LLC, (Series 2004), (FHLB of Cincinnati LOC), 0.300%, 5/1/2014	7,590,000
2,755,000		Grand Pointe II Ltd. Partnership, (Series 1999) Globe Apartments, (FHLB of Indianapolis LOC), 0.440%, 5/1/2014	2,755,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.200%, 5/1/2014	8,290,000
4

Principal Amount		Value
	NOTES - VARIABLE—continued[3]
	Government Agency—continued
$11,000,000	KDF Pioneer LP, (Series 2013-A), (FHLB of San Francisco LOC), 0.140%, 5/1/2014	$11,000,000
6,200,000	Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.140%, 5/1/2014	6,200,000
15,000,000	OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.140%, 5/1/2014	15,000,000
7,500,000	Premier Mushrooms, Inc., (Series 2012), (CoBank, ACB LOC), 0.140%, 5/1/2014	7,500,000
6,040,000	St. Louis County, MO IDA, Barat Academy Project (Series 2012), (FHLB of Chicago LOC), 0.140%, 5/1/2014	6,040,000
9,570,000	Tack Capital Co., (FHLB of New York LOC), 0.150%, 5/1/2014	9,570,000
56,000,000	Varenna LLC, Varenna at Fountain Grove Project (Series 2011-A), (FHLB of San Francisco LOC), 0.140%, 5/1/2014	56,000,000
	TOTAL	200,205,000
	Insurance—0.0%
16,575,000	Wichita, KS, Revenue Bonds, (GTD by Berkshire Hathaway, Inc.), 0.130%, 5/1/2014	16,575,000
	University—0.1%
17,000,000	University of California (The Regents of), (Series 2011 Z-1), 0.110%, 5/1/2014	17,000,000
17,000,000	University of California (The Regents of), (Series 2011 Z-2), 0.110%, 5/1/2014	17,000,000
	TOTAL	34,000,000
	TOTAL NOTES—VARIABLE	3,089,277,069
	TIME DEPOSITS—5.8%
	Finance - Banking—5.8%
150,000,000	Bank of Montreal, 0.050%, 5/1/2014	150,000,000
1,300,000,000	DNB Bank ASA, 0.070%, 5/1/2014	1,300,000,000
300,000,000	Societe Generale, Paris, 0.080%, 5/1/2014	300,000,000
490,000,000	Svenska Handelsbanken, Stockholm, 0.070%, 5/1/2014	490,000,000
	TOTAL TIME DEPOSITS	2,240,000,000
	REPURCHASE AGREEMENTS—8.5%
789,142,000	Interest in $1,245,000,000 joint repurchase agreement 0.06%, dated 4/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,245,002,075 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,271,760,401.	789,142,000
987,939,000	Interest in $4,000,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,005,556 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,005,676.	987,939,000
500,000,000	Repurchase agreement 0.06%, dated 4/30/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,000,833 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2044 and the market value of those underlying securities was $510,000,850.	500,000,000
775,500,000	Interest in $1,500,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,002,083 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,530,002,127.	775,500,000
267,588,000	Interest in $2,000,000,000 joint repurchase agreement 0.07%, dated 4/30/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,003,889 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 1/1/2044 and the market value of those underlying securities was $2,042,543,247.	267,588,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	3,320,169,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	38,967,682,153
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	15,377,072
	TOTAL NET ASSETS—100%	$38,983,059,225
5

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $5,194,498,601, which represented 13.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $5,194,498,601, which represented 13.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
MTN	—Medium Term Note
6
Federated Prime Value Obligations Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.6%
		Finance - Automotive—0.8%
$17,000,000	[1,2]	ARI Fleet Lease Trust 2014-A, Class A1, 0.250%, 4/15/2015	$17,000,000
20,000,000	[1,2]	GM Financial Automobile Leasing Trust 2014-1, Class A1, 0.250%, 4/20/2015	20,000,000
4,701,444	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class A1, 0.250%, 9/15/2014	4,701,443
14,808,356		Mercedes-Benz Auto Lease Trust 2013-B, Class A1, 0.260%, 12/15/2014	14,808,357
		TOTAL	56,509,800
		Finance - Equipment—0.8%
54,000,000	[1,2]	GE Equipment Small Ticket LLC Series 2014-1, Class A1, 0.250%, 4/24/2015	54,000,000
8,231,569	[1,2]	Leaf Equipment Contract Backed Notes, Series 2013-1, Class A1, 0.320%, 10/15/2014	8,231,569
		TOTAL	62,231,569
		TOTAL ASSET-BACKED SECURITIES	118,741,369
		CERTIFICATES OF DEPOSIT—35.4%
		Finance - Banking—35.4%
300,000,000		BNP Paribas SA, 0.220%, 6/6/2014	300,000,000
100,000,000	[3]	Bank of Montreal, 0.221%, 5/19/2014	100,000,000
50,000,000	[3]	Bank of Montreal, 0.222%, 5/27/2014	50,000,000
100,000,000	[3]	Bank of Montreal, 0.228%, 7/21/2014	100,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.240%, 10/20/2014	50,000,000
30,000,000		Bank of Nova Scotia, Toronto, 0.250%, 6/23/2014	30,000,000
220,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.150% - 0.220%, 5/9/2014 - 8/1/2014	220,000,000
100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.292%, 5/27/2014	100,000,000
126,500,000		Credit Agricole Corporate and Investment Bank, 0.210%, 7/31/2014	126,500,000
30,000,000		Credit Suisse, Zurich, 0.230%, 6/24/2014	30,000,000
100,000,000		Credit Suisse, Zurich, 0.230%, 7/2/2014	100,000,000
64,500,000		Credit Suisse, Zurich, 0.230%, 8/1/2014	64,500,000
50,000,000		Deutsche Bank AG, 0.230%, 6/27/2014	50,000,000
100,000,000	[3]	Deutsche Bank AG, 0.246%, 7/23/2014	100,000,000
50,000,000	[3]	Deutsche Bank AG, 0.330%, 5/1/2014	50,000,000
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.412%, 5/21/2014	150,000,000
25,000,000		JPMorgan Chase Bank, N.A., 0.420%, 7/30/2014	25,000,000
89,600,000		Mizuho Bank Ltd., 0.200%, 7/15/2014	89,600,000
60,000,000	[3]	Natixis, 0.240%, 5/12/2014	60,000,000
80,000,000		Natixis, 0.260%, 5/8/2014	80,000,000
75,000,000	[3]	PNC Bank, N.A., 0.490%, 6/20/2014	75,000,000
100,000,000		Rabobank Nederland NV, Utrecht, 0.240%, 6/25/2014	100,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.320%, 7/7/2014	50,000,000
27,000,000		Standard Chartered Bank PLC, 0.200%, 5/14/2014	26,998,051
404,200,000		Sumitomo Mitsui Banking Corp., 0.220% - 0.230%, 5/19/2014 - 8/1/2014	404,200,000
100,000,000	[3]	Toronto Dominion Bank, 0.212%, 5/19/2014	100,000,000
40,000,000	[3]	Wells Fargo Bank, N.A., 0.233%, 6/17/2014	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,671,798,051
		COLLATERALIZED LOAN AGREEMENTS—19.0%
		Finance - Banking—19.0%
15,000,000		BNP Paribas Securities Corp., 0.385%, 5/1/2014	15,000,000
80,000,000		Barclays Capital, Inc., 0.203% - 0.679%, 5/27/2014 - 1/21/2015	80,000,000
173,000,000		Citigroup Global Markets, Inc., 0.588% - 0.750%, 5/1/2014 - 6/16/2014	173,000,000
184,000,000		Credit Suisse Securities (USA) LLC, 0.243% - 0.639%, 5/5/2014 - 7/16/2014	184,000,000
1

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS—continued
		Finance - Banking—continued
$20,000,000		Goldman Sachs & Co., 0.284%, 5/7/2014	$20,000,000
100,000,000		JPMorgan Securities LLC, 0.314% - 0.335%, 6/13/2014 - 6/30/2014	100,000,000
177,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.385% - 0.689%, 5/1/2014 - 7/22/2014	177,000,000
137,500,000		Mitsubishi UFJ Securities (USA), Inc., 0.253%, 5/1/2014 - 5/15/2014	137,500,000
100,000,000		Mizuho Securities USA, Inc., 0.456% - 1.156%, 5/9/2014 - 7/14/2014	100,000,000
275,000,000		Pershing LLC, 0.335% - 0.385%, 5/1/2014	275,000,000
170,000,000		Wells Fargo Securities, LLC, 0.355% - 0.406%, 5/12/2014 - 6/13/2014	170,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,431,500,000
		COMMERCIAL PAPER—23.6%[4]
		Aerospace/Auto—0.3%
21,200,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.250%, 6/4/2014 - 6/6/2014	21,194,801
		Consumer Products—0.2%
4,300,000	[1,2]	Clorox Co., 0.240%, 5/15/2014	4,299,599
15,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.230% - 0.260%, 5/8/2014 - 6/11/2014	14,996,821
		TOTAL	19,296,420
		Finance - Banking—16.8%
20,000,000		BNP Paribas Finance, Inc., 0.220%, 6/2/2014	19,996,089
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 6/12/2014 - 8/5/2014	39,974,700
296,500,000		ING (U.S.) Funding LLC, 0.200% - 0.210%, 5/2/2014 - 7/25/2014	296,383,742
24,000,000	[1,2]	JPMorgan Securities LLC, 0.280%, 7/16/2014	23,985,813
90,000,000	[1,2]	LMA-Americas LLC, 0.220% - 0.230%, 6/4/2014 - 6/17/2014	89,976,675
12,500,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-SMBC), (Sumitomo Mitsui Banking Corp. LOC), 0.200%, 7/8/2014	12,500,000
44,346,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-UB), (Union Bank, N.A. LOC), 0.200% - 0.210%, 6/13/2014 - 7/2/2014	44,346,000
4,000,000	[1,2]	Matchpoint Master Trust, 0.220%, 6/16/2014	3,998,876
274,000,000	[1,2]	Nationwide Building Society, 0.200% - 0.210%, 5/12/2014 - 7/21/2014	273,959,350
145,600,000	[1,2]	Northern Pines Funding LLC, 0.240%, 6/26/2014 - 7/2/2014	145,541,643
65,000,000		PNC Bank, N.A., 0.300%, 11/4/2014	65,000,000
50,000,000		PNC Bank, N.A., 0.310%, 1/13/2015	50,000,000
50,000,000		PNC Bank, N.A., 0.310%, 1/13/2015	50,000,000
50,000,000		PNC Bank, N.A., 0.310%, 1/16/2015	50,000,000
100,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.235%, 6/3/2014	99,978,458
		TOTAL	1,265,641,346
		Finance - Commercial—3.4%
108,600,000	[1,2]	Atlantic Asset Securitization LLC, 0.210% - 0.220%, 6/23/2014 - 7/24/2014	108,554,029
95,000,000	[1,2]	Versailles Commercial Paper LLC, 0.220%, 6/19/2014 - 6/20/2014	94,971,400
50,000,000	[1,2,3]	Versailles Commercial Paper LLC, 0.242%, 5/19/2014	50,000,000
		TOTAL	253,525,429
		Finance - Retail—0.7%
50,000,000	[1,2]	Chariot Funding LLC, 0.301%, 7/17/2014	49,967,917
		Oil & Oil Finance—0.4%
31,900,000	[1,2]	Enbridge (U.S.), Inc., 0.240% - 0.250%, 5/7/2014 - 5/16/2014	31,897,511
		Sovereign—1.8%
140,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.235%, 6/20/2014	139,954,306
		TOTAL COMMERCIAL PAPER	1,781,477,730
		CORPORATE BONDS—0.8%
		Finance - Banking—0.7%
3,000,000		Bank of America Corp., 5.375%, 6/15/2014	3,018,106
37,600,000		Royal Bank of Canada, Montreal, 1.450%, 10/30/2014	37,822,831
2

Principal Amount			Value
		CORPORATE BONDS—continued
		Finance - Banking—continued
$15,000,000		Wells Fargo Bank, N.A., 4.750%, 2/9/2015	$15,509,307
		TOTAL	56,350,244
		Finance - Commercial—0.1%
5,512,000		General Electric Capital Corp., 5.900%, 5/13/2014	5,522,094
		TOTAL CORPORATE BONDS	61,872,338
		LOAN PARTICIPATION—1.3%
		Chemicals—1.3%
95,000,000		DuPont Teijin Films U.S. L.P., (GTD by DuPont (E.I.) de Nemours & Co.), 0.400%, 5/29/2014	95,000,000
		NOTES - VARIABLE—9.8%[3]
		Finance - Banking—8.7%
10,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.150%, 5/1/2014	10,000
100,000,000		Australia & New Zealand Banking Group, Melbourne, 0.402%, 5/6/2014	100,000,000
2,895,000		Baramax LLC, (Series 2002), (TD Bank, N.A. LOC), 0.250%, 5/7/2014	2,895,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Preferred Shares, Weekly VRDPs (Series T0014), 0.170%, 5/1/2014	24,500,000
11,325,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.270%, 5/1/2014	11,325,000
9,260,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.220%, 5/1/2014	9,260,000
3,300,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/6/2014	3,300,000
20,000,000		Connecticut State HFA, (2008 Series E), 0.140%, 5/1/2014	20,000,000
10,265,000		Connecticut Water Co., (Series 2004), (RBS Citizens, N.A. LOC), 0.400%, 5/7/2014	10,265,000
4,245,000		DJD Investments, LLC, (Series 2004), (PNC Bank, N.A. LOC), 0.150%, 5/1/2014	4,245,000
3,055,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/6/2014	3,055,000
4,700,000		Elsinore Properties LP, (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.300%, 5/1/2014	4,700,000
7,780,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.250%, 5/1/2014	7,780,000
1,615,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/2/2014	1,615,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (U.S. Bank, N.A. LOC), 0.130%, 5/1/2014	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.140%, 5/1/2014	7,000,000
3,005,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/6/2014	3,005,000
37,070,000	[1,2]	Illinois State, Taxable P-FLOATs (TNP-1008), 0.350%, 5/1/2014	37,070,000
125,000,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.200%, 5/1/2014	125,000,000
14,540,000		Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.150%, 5/1/2014	14,540,000
7,240,000		Marsh Enterprises, LLC, (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.300%, 5/1/2014	7,240,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/6/2014	16,000,000
15,470,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/6/2014	15,470,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-433), (GTD by Deutsche Bank AG), 0.180%, 5/1/2014	10,330,000
27,000,000		Michigan Finance Authority, Series 2010-C, (Bank of Montreal LOC), 0.120%, 5/1/2014	27,000,000
2,845,000		Miller, James & Deborah, Series 1997, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/6/2014	2,845,000
3,240,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.110%, 5/1/2014	3,240,000
6,845,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens, N.A. LOC), 0.360%, 5/7/2014	6,845,000
50,500,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens, N.A. LOC), 0.350%, 5/7/2014	50,500,000
31,085,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens, N.A. LOC), 0.360%, 5/7/2014	31,085,000
5,875,000		Orthopaedic Hospital of Wisconsin LLC, (Series 09-A), (Bank of Montreal LOC), 0.150%, 5/1/2014	5,875,000
13,725,000		PA SPE LLC, (Series 2009 A), (BMO Harris Bank, N.A. LOC), 0.150%, 5/1/2014	13,725,000
4,510,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.270%, 5/1/2014	4,510,000
7,795,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/2/2014	7,795,000
6,290,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.150%, 5/1/2014	6,290,000
6,705,000		WCN Properties, Inc., (Series 2), (Fulton Bank, N.A. LOC), 1.200%, 5/1/2014	6,705,000
25,000,000		Wells Fargo Bank, N.A., 0.325%, 6/20/2014	25,000,000
5,090,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/2/2014	5,090,000
3,130,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.500%, 5/7/2014	3,130,000
3

Principal Amount		Value
	NOTES - VARIABLE—continued[3]
	Finance - Banking—continued
$6,150,000	Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.220%, 5/1/2014	$6,150,000
	TOTAL	661,090,000
	Finance - Retail—0.6%
43,000,000	AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.710%, 5/16/2014	43,000,000
	Government Agency—0.1%
7,000,000	Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.400%, 5/7/2014	7,000,000
	Metals—0.2%
15,000,000	St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.330%, 5/7/2014	15,000,000
	Oil & Oil Finance—0.2%
14,525,000	Port of Port Arthur Navigation District, Revenue Bonds (Series 1998), (GTD by Total SA), 0.190%, 5/7/2014	14,525,000
	TOTAL NOTES—VARIABLE	740,615,000
	SHORT-TERM MUNICIPALS—2.0%
	Municipal—2.0%
17,920,000	Brick Township, NJ, (Series 2014A), 0.750%, 7/22/2014	17,932,908
130,000,000	New Jersey State, 2.000%, 6/26/2014	130,329,553
	TOTAL SHORT-TERM MUNICIPALS	148,262,461
	REPURCHASE AGREEMENTS—6.5%
218,934,000	Interest in $4,000,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,005,556 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,005,676.	218,934,000
275,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.07%, dated 4/30/2014 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,000,003,889 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agencies and a U.S. Treasury security with various maturities to 1/1/2044 and the market value of those underlying securities was $2,042,543,247.	275,000,000
	TOTAL REPURCHASE AGREEMENTS	493,934,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	7,543,200,949
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	3,016,018
	TOTAL NET ASSETS—100%	$7,546,216,967
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $1,394,106,453, which represented 18.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $1,394,106,453, which represented 18.5% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party
4

pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
VMTP	—Variable Municipal Term Preferred
VRDPs	—Variable Rate Demand Preferreds
5
Federated Tax-Free Obligations Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—98.4%[1,2]
		Alabama—3.0%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.120%, 5/1/2014	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.120%, 5/1/2014	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.140%, 5/1/2014	8,000,000
3,430,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.140%, 5/1/2014	3,430,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.140%, 5/1/2014	28,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.120%, 5/1/2014	12,000,000
31,500,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.45% TOBs (Alabama Power Co.), Mandatory Tender 9/23/2014	31,504,572
27,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.150%, 5/7/2014	27,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.120%, 5/7/2014	10,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.110%, 5/7/2014	25,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.120%, 5/7/2014	25,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.120%, 5/7/2014	10,000,000
11,755,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.160%, 5/1/2014	11,755,000
5,420,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.120%, 5/1/2014	5,420,000
2,675,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.120%, 5/7/2014	2,675,000
		TOTAL	209,784,572
		Arizona—1.3%
21,860,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.12% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/18/2014	21,860,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.130%, 5/1/2014	4,000,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.140%, 5/1/2014	7,845,000
10,135,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.130%, 5/1/2014	10,135,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.150%, 5/1/2014	28,500,000
20,985,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 5/1/2014	20,985,000
		TOTAL	93,325,000
		California—8.8%
33,560,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.080%, 5/1/2014	33,560,000
12,885,000	[3,4]	Bay Area Toll Authority, CA, PUTTERs (Series 1962) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 5/1/2014	12,885,000
28,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.15% CP (Kaiser Permanente), Mandatory Tender 5/16/2014	28,000,000
76,300,000		California State, (Series 2005B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.110%, 5/7/2014	76,300,000
75,000,000		California State, (Series 2013-2014 A-2), 2.00% RANs, 6/23/2014	75,192,364
4,400,000		California Statewide CDA MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.120%, 5/1/2014	4,400,000
19,045,000		California Statewide CDA, (Series 2004E), 0.12% CP (Kaiser Permanente), Mandatory Tender 7/2/2014	19,045,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$30,000,000		California Statewide CDA, (Series 2004I), 0.14% CP (Kaiser Permanente), Mandatory Tender 5/5/2014	$30,000,000
11,085,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.120%, 5/1/2014	11,085,000
28,000,000		California Statewide CDA, (Series 2008B), 0.14% CP (Kaiser Permanente), Mandatory Tender 5/2/2014	28,000,000
16,720,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.120%, 5/1/2014	16,720,000
4,925,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.120%, 5/7/2014	4,925,000
35,000,000		Los Angeles County, CA, 2.00% TRANs, 6/30/2014	35,104,481
14,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.120%, 5/1/2014	14,000,000
28,050,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Eagles (Series 2013-0005) Weekly VRDNs (Citibank NA, New York LIQ), 0.130%, 5/1/2014	28,050,000
25,385,000	[3,4]	Los Angeles, CA USD, Solar Eclipse (Sesries 2006-0018) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.120%, 5/1/2014	25,385,000
21,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (GTD by Citibank NA LIQ), 0.180%, 5/1/2014	21,500,000
5,900,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(GTD by Deutche Bank Trust Co., LIQ), 0.200%, 5/1/2014	5,900,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.120%, 5/1/2014	10,125,000
17,285,000	[3,4]	Palomar, CA CCD, Wells Fargo Stage Trust (Series 2008-18C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.120%, 5/1/2014	17,285,000
8,685,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 5/1/2014	8,685,000
15,000,000		San Bernardino County, CA, (Series A), 2.00% TRANs, 6/30/2014	15,044,777
29,325,000		San Diego County, CA Regional Transportation Commission, (Series 2008B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.130%, 5/1/2014	29,325,000
13,000,000		San Diego County, CA Regional Transportation Commission, (Series 2008C) Weekly VRDNs (Mizuho Bank Ltd. LOC), 0.120%, 5/1/2014	13,000,000
10,000,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.140%, 5/1/2014	10,000,000
34,945,000	[3,4]	Santa Clara County, CA, Stage Trust (Series 2009-19C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.120%, 5/1/2014	34,945,000
7,080,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C) Weekly VRDNs (Grant, CA Joint Union High School District)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.120%, 5/1/2014	7,080,000
4,500,000		Upland, CA Community Redevelopment Agency, (Series 2007) Weekly VRDNs (Sunset Ridge Apartments and Village Apartments)/(FHLB of San Francisco LOC), 0.130%, 5/7/2014	4,500,000
		TOTAL	620,041,622
		Colorado—0.6%
1,390,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 5/1/2014	1,390,000
16,810,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 5/1/2014	16,810,000
8,235,000		Traer Creek Metropolitan Distirct, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 0.180%, 5/7/2014	8,235,000
15,800,000		Traer Creek Metropolitan Distirct, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 0.180%, 5/7/2014	15,800,000
		TOTAL	42,235,000
		Connecticut—0.1%
10,200,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.120%, 5/1/2014	10,200,000
		District of Columbia—1.1%
3,800,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.170%, 5/2/2014	3,800,000
4,625,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	4,625,000
15,050,000		District of Columbia Revenue, (Series 2008) Daily VRDNs (American University)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 5/1/2014	15,050,000
12,200,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	12,200,000
12,590,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.120%, 5/1/2014	12,590,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—continued
$26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.120%, 5/1/2014	$26,665,000
		TOTAL	74,930,000
		Florida—7.6%
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.150%, 5/1/2014	28,375,000
15,000,000		Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2011A-3), 1.77% Bonds (Citizens Property Insurance Coastal Account)/(Assured Guaranty Municipal Corp. INS), 6/1/2014	15,018,310
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) (Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.120%, 5/1/2014	18,000,000
15,865,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo & Co. LIQ), 0.140%, 5/1/2014	15,865,000
58,605,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.110%, 5/1/2014	58,605,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C07), 0.13% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/30/2014	4,705,000
16,500,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 5/7/2014	16,500,000
14,900,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.090%, 5/1/2014	14,900,000
23,000,000		Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue Bonds (Series 2009E) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.100%, 5/7/2014	23,000,000
3,000,000		North Broward Florida Hospital District, (Series 2008A) Weekly VRDNs (TD Bank, N.A. LOC), 0.120%, 5/1/2014	3,000,000
22,680,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.130%, 5/1/2014	22,680,000
11,715,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 5/1/2014	11,715,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.140%, 5/1/2014	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.130%, 5/1/2014	22,600,000
16,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-2), 0.180%, 5/1/2014	16,500,000
139,010,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.090%, 5/1/2014	139,010,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.220%, 5/1/2014	10,000,000
		TOTAL	534,223,310
		Georgia—2.5%
8,950,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.130%, 5/1/2014	8,950,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.160%, 5/1/2014	10,000,000
1,865,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.170%, 5/1/2014	1,865,000
1,840,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(FHLB of Atlanta LOC), 0.170%, 5/1/2014	1,840,000
300,000		Fayette County, GA Hospital Authority, Series 2009B Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.100%, 5/7/2014	300,000
1,400,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 5/1/2014	1,400,000
53,145,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.150%, 5/7/2014	53,145,000
6,205,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP), 0.20% TOBs (Wells Fargo & Co. LIQ), Optional Tender 6/12/2014	6,205,000
6,590,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	6,590,000
47,360,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.120%, 5/1/2014	47,360,000
21,275,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.120%, 5/7/2014	21,275,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$17,475,000		South Fulton, Georgia Municipal Regional Water and Sewer Authority, (Series 2007) Weekly VRDNs (Bank of America N.A. LOC), 0.140%, 5/1/2014	$17,475,000
		TOTAL	176,405,000
		Hawaii—0.1%
10,270,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.120%, 5/1/2014	10,270,000
		Idaho—0.5%
27,225,000	[3,4]	Boise State University, Solar Eclipse (Series 2007-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.120%, 5/1/2014	27,225,000
10,910,000		Idaho Health Facilities Authority, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013ID), 0.190%, 5/1/2014	10,910,000
		TOTAL	38,135,000
		Illinois—7.7%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.120%, 5/1/2014	12,410,000
28,345,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.140%, 5/1/2014	28,345,000
3,700,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.160%, 5/1/2014	3,700,000
2,885,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.130%, 5/1/2014	2,885,000
10,845,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 5/1/2014	10,845,000
6,520,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.140%, 5/1/2014	6,520,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(PNC Bank, N.A. LOC), 0.120%, 5/1/2014	15,400,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.120%, 5/7/2014	33,200,000
30,500,000		Illinois Development Finance Authority IDB, (Series 1994) Weekly VRDNs (Museum of Contemporary Art)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.110%, 5/7/2014	30,500,000
600,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.340%, 5/1/2014	600,000
20,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.100%, 5/7/2014	20,000,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.100%, 5/7/2014	6,500,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.240%, 5/1/2014	7,000,000
20,000,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Ingalls Health System Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 5/7/2014	20,000,000
1,000,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.180%, 5/1/2014	1,000,000
5,000,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Southern Illinois Healthcare Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 5/7/2014	5,000,000
24,635,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Bradley University)/(Northern Trust Co., Chicago, IL LOC), 0.110%, 5/1/2014	24,635,000
92,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.120%, 5/7/2014	92,900,000
19,700,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.110%, 5/1/2014	19,700,000
25,000,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (OSF Health Care Systems)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 5/7/2014	25,000,000
14,840,000		Illinois Finance Authority, (Series 2010A) Daily VRDNs (University of Chicago Medical Center)/(Bank of America N.A. LOC), 0.100%, 5/1/2014	14,840,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.120%, 5/1/2014	9,885,000
12,000,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.210%, 5/2/2014	12,000,000
25,000,000		Illinois State, (Series of June 2013), 4.00% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2014	25,146,888
27,110,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 5/1/2014	27,110,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$20,645,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 5/1/2014	$20,645,000
11,300,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 5/1/2014	11,300,000
33,880,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 5/1/2014	33,880,000
14,085,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 5/1/2014	14,085,000
6,605,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.140%, 5/1/2014	6,605,000
		TOTAL	541,636,888
		Indiana—2.1%
4,000,000		Center Grove Multi-Facility School Building Corporation, (Series 2013), 0.50% BANs, 9/15/2014	4,000,000
730,000		Dekko Foundation, IN Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.540%, 5/1/2014	730,000
24,000,000		Indiana Development Finance Authority, (Series 2012) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.100%, 5/7/2014	24,000,000
30,000,000		Indiana State Finance Authority (Health System Bonds), (Series 2008A) Weekly VRDNs (Sisters of St. Francis Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 5/1/2014	30,000,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.120%, 5/1/2014	12,000,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.170%, 5/1/2014	6,500,000
62,000,000		Posey County, IN EDA, (Series 2013A), 0.30% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/18/2014	62,000,000
9,975,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.190%, 5/1/2014	9,975,000
		TOTAL	149,205,000
		Iowa—1.5%
8,700,000		Iowa Finance Authority—Health Facilities, (Series 2013B-1) Weekly VRDNs (UnityPoint Health)/(Union Bank, N.A. LOC), 0.120%, 5/1/2014	8,700,000
11,870,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.140%, 5/1/2014	11,870,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.160%, 5/1/2014	23,500,000
25,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.090%, 5/7/2014	25,000,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.120%, 5/1/2014	40,000,000
		TOTAL	109,070,000
		Kansas—0.1%
3,800,000		Salina, KS, (Series 2013-1), 1.00% BANs, 8/1/2014	3,805,225
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.130%, 5/1/2014	5,400,000
		TOTAL	9,205,225
		Kentucky—1.3%
16,000,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.270%, 5/1/2014	16,000,000
12,900,000		Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.270%, 5/1/2014	12,900,000
42,250,000		Louisville & Jefferson County, KY Metropolitan Sewer District, (Series 2013), 2.00% BANs, 11/26/2014	42,640,326
15,000,000		Pikeville, KY, (Series 2014), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2015	15,087,664
2,935,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.130%, 5/2/2014	2,935,000
		TOTAL	89,562,990
		Louisiana—4.4%
1,810,000		Ascension Parish, LA IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(FHLB of Atlanta LOC), 0.100%, 5/7/2014	1,810,000
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.180%, 5/7/2014	25,000,000
3,860,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.150%, 5/7/2014	3,860,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.150%, 5/7/2014	3,350,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$24,000,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.100%, 5/1/2014	$24,000,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.110%, 5/1/2014	12,125,000
16,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.100%, 5/1/2014	16,000,000
23,700,000		Louisiana Public Facilities Authority, (Series 2008B) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.090%, 5/7/2014	23,700,000
38,500,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.090%, 5/7/2014	38,500,000
20,820,000	[3,4]	Louisiana Public Facilities Authority, Solar Eclipse (Series 2007-0042) Weekly VRDNs (Tulane University, LA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.070%, 5/1/2014	20,820,000
96,075,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.120%, 5/1/2014	96,075,000
37,830,000	[3,4]	Louisiana State Gas & Fuels Second Lien, Stage Trust (Series 2008—6C) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.120%, 5/1/2014	37,830,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.140%, 5/1/2014	5,400,000
		TOTAL	308,470,000
		Maine—0.1%
6,500,000		Kittery, ME, 1.00% BANs, 9/15/2014	6,517,021
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.120%, 5/1/2014	3,350,000
		TOTAL	9,867,021
		Maryland—0.5%
7,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.120%, 5/1/2014	7,450,000
2,985,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.170%, 5/6/2014	2,985,000
20,000,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.120%, 5/1/2014	20,000,000
2,000,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.120%, 5/1/2014	2,000,000
978,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.170%, 5/6/2014	978,500
1,364,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.220%, 5/6/2014	1,364,000
3,000,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.170%, 5/2/2014	3,000,000
		TOTAL	37,777,500
		Massachusetts—2.9%
9,935,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.12% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 9/17/2014	9,935,000
17,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.140%, 5/1/2014	17,000,000
50,000,000	[3,4]	Commonwealth of Massachusetts, SPEARs (DB-1257) Weekly VRDNs (Deutsche Bank AG LIQ), 0.130%, 5/1/2014	50,000,000
11,625,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.10% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 5/6/2014	11,625,000
10,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.10% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 6/5/2014	10,000,000
15,300,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.100%, 5/7/2014	15,300,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.210%, 5/1/2014	8,000,000
12,750,000		Massachusetts HEFA, (Series F) Weekly VRDNs (Amherst College), 0.110%, 5/1/2014	12,750,000
12,900,000		Massachusetts HEFA, (Series I-2) Weekly VRDNs (Partners Healthcare Systems)/(U.S. Bank, N.A. LIQ), 0.130%, 5/1/2014	12,900,000
12,000,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.110%, 5/1/2014	12,000,000
29,700,000		Massachusetts State Health & Educational Facility, (2005 Series J-1) Weekly VRDNs (Amherst College), 0.110%, 5/1/2014	29,700,000
10,000,000		Newburyport, MA, 0.50% BANs, 10/24/2014	10,018,368
5,855,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.210%, 5/1/2014	5,855,000
		TOTAL	205,083,368

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—2.2%
$14,320,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.160%, 5/1/2014	$14,320,000
35,250,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 5/1/2014	35,250,000
1,455,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.130%, 5/1/2014	1,455,000
13,625,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 5/1/2014	13,625,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.180%, 5/1/2014	7,100,000
8,650,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.180%, 5/1/2014	8,650,000
9,475,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.180%, 5/1/2014	9,475,000
4,600,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 5/1/2014	4,600,000
4,840,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.130%, 5/1/2014	4,840,000
8,135,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.160%, 5/1/2014	8,135,000
4,630,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.130%, 5/1/2014	4,630,000
900,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 5/1/2014	900,000
6,700,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.100%, 5/1/2014	6,700,000
4,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 5/7/2014	4,000,000
29,675,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.120%, 5/1/2014	29,675,000
3,145,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 5/7/2014	3,145,000
		TOTAL	156,500,000
		Minnesota—1.8%
2,550,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.140%, 5/1/2014	2,550,000
3,100,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.140%, 5/1/2014	3,100,000
35,300,000		Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.110%, 5/1/2014	35,300,000
14,200,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.120%, 5/1/2014	14,200,000
11,235,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.130%, 5/1/2014	11,235,000
5,000,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.090%, 5/1/2014	5,000,000
4,250,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-2) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 5/1/2014	4,250,000
13,845,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.130%, 5/1/2014	13,845,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.130%, 5/1/2014	2,655,000
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.130%, 5/1/2014	4,560,000
7,180,000		Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.120%, 5/1/2014	7,180,000
1,900,000		Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 5/7/2014	1,900,000
5,700,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.070%, 5/7/2014	5,700,000
1,000,000		St. Cloud, MN ISD No. 742, (Series B), 0.65% TANs (GTD by Minnesota State), 8/8/2014	1,000,540
2,100,000		St. Francis, MN ISD#015, Certificates of Indebtedness (Series 2013A), 1.25% TANs (GTD by Minnesota State), 9/4/2014	2,106,865
7,292,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Camput, LLC)/(FHLMC LOC), 0.120%, 5/1/2014	7,292,000
4,965,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.100%, 5/1/2014	4,965,000
		TOTAL	126,839,405
		Mississippi—0.2%
12,230,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.120%, 5/1/2014	12,230,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—1.1%
$8,270,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.220%, 5/1/2014	$8,270,000
15,565,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.110%, 5/7/2014	15,565,000
12,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.190%, 5/1/2014	12,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 5/1/2014	26,000,000
17,400,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.100%, 5/7/2014	17,400,000
		TOTAL	79,235,000
		Montana—0.2%
11,485,000		Forsyth, MT, PCRB (Series 1988) Daily VRDNs (Pacificorp)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 5/1/2014	11,485,000
		Multi-State—0.9%
9,980,000		FHLMC, (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.130%, 5/1/2014	9,980,000
33,400,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (GTD by Deutsche Bank AG), 0.210%, 5/1/2014	33,400,000
19,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2-1309), Weekly VRDPs, (GTD by Citibank NA LIQ), 0.200%, 5/1/2014	19,000,000
		TOTAL	62,380,000
		Nebraska—1.5%
93,345,000		Central Plains Energy Project, (Project #2) (Series 2009) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.120%, 5/1/2014	93,345,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.150%, 5/1/2014	10,000,000
		TOTAL	103,345,000
		Nevada—1.3%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.110%, 5/7/2014	6,500,000
59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3) Weekly VRDNs (Bank of America N.A. LOC), 0.110%, 5/7/2014	59,850,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.120%, 5/1/2014	28,500,000
		TOTAL	94,850,000
		New Jersey—3.3%
11,980,000		Avalon Boro, NJ, 1.00% BANs, 2/25/2015	12,043,685
5,803,300		Bernardsville, NJ, 1.00% BANs, 2/19/2015	5,835,881
7,862,775		Bloomfield Township, NJ, 1.00% BANs, 1/16/2015	7,888,947
5,694,750		Cinnaminson, NJ, 1.00% BANs, 5/21/2014	5,695,679
5,657,000		Kinnelon, NJ, 1.00% BANs, 2/20/2015	5,676,523
10,000,000		Long Branch, NJ, 1.00% BANs, 2/13/2015	10,017,990
8,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.110%, 5/1/2014	8,000,000
3,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2013B) Weekly VRDNs (Robert Wood Johnson University Hospital at Rahway)/(Wells Fargo Bank, N.A. LOC), 0.120%, 5/1/2014	3,000,000
40,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.130%, 5/1/2014	40,000,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.180%, 5/1/2014	30,305,000
21,214,285		Ocean Township, NJ, (Series 2013), 1.00% BANs, 12/17/2014	21,291,362
20,000,000		Passaic County, NJ, (Seris 2013A), 1.25% BANs, 12/19/2014	20,130,516
17,384,000		Rahway, NJ, 1.00% BANs, 8/8/2014	17,406,506
10,800,000		Sea Isle City, NJ, 1.00% BANs, 9/19/2014	10,816,563
7,616,711		Secaucus, NJ, 1.00% BANs, 6/13/2014	7,621,174
5,695,076		Upper Saddle River, NJ, 1.00% BANs, 2/20/2015	5,725,769
24,000,000		Vineland, NJ, 1.00% BANs, 7/17/2014	24,029,213
		TOTAL	235,484,808

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Mexico—1.8%
$125,375,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.120%, 5/1/2014	$125,375,000
		New York—8.9%
12,000,000	[3,4]	Metropolitan Transportation Authority, NY, P-FLOATs (MT-844) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.180%, 5/1/2014	12,000,000
5,400,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/7/2014	5,400,000
5,000,000		New York City Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 0.100%, 5/7/2014	5,000,000
5,185,000		New York City, NY IDA, (Series 2006A) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 5/1/2014	5,185,000
20,000,000		New York City, NY Municipal Water Finance Authority, (Series 1), 0.09% CP, Mandatory Tender 5/5/2014	20,000,000
25,000,000		New York City, NY Municipal Water Finance Authority, Fiscal 2011 (Subseries FF-1) Daily VRDNs (Bank of America N.A. LIQ), 0.080%, 5/1/2014	25,000,000
74,900,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.100%, 5/1/2014	74,900,000
16,000,000		New York City, NY Transitional Finance Authority, (Fiscal 1998 Series C) Daily VRDNs (Morgan Stanley Bank, N.A. LOC), 0.100%, 5/1/2014	16,000,000
35,350,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2013C-5) Daily VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.110%, 5/1/2014	35,350,000
30,580,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.140%, 5/7/2014	30,580,000
8,750,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.150%, 5/1/2014	8,750,000
14,200,000		New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.080%, 5/1/2014	14,200,000
53,900,000		New York City, NY, (Fiscal 2012 Series A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.080%, 5/1/2014	53,900,000
15,770,000		New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.090%, 5/1/2014	15,770,000
105,000,000		New York Liberty Development Corporation, (Series A-1 remarketed 3/19/14), 0.15% TOBs (3 World Trade Center)/(GTD by United States Treasury) 3/19/2015	105,000,000
2,900,000		New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.130%, 5/1/2014	2,900,000
33,000,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.110%, 5/1/2014	33,000,000
19,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.110%, 5/1/2014	19,000,000
19,980,000		New York State Local Government Assistance Corp., (Senior Series 2008B-AV) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/7/2014	19,980,000
5,000,000		New York State Local Government Assistance Corp., (Subordinate Series 2008B-7V) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.100%, 5/7/2014	5,000,000
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(GTD by Citibank NA LIQ), 0.180%, 5/1/2014	5,500,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(GTD by Citibank NA LIQ), 0.180%, 5/1/2014	31,000,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 3)/(GTD by Citibank NA LIQ), 0.180%, 5/1/2014	31,000,000
21,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 4)/(GTD by Deutsche Bank Trust Co., LIQ), 0.200%, 5/1/2014	21,000,000
5,000,000		Ogdensburg, NY Enlarged City School District, 1.00% BANs, 8/7/2014	5,007,612
19,725,000		Tarrytowns, NY Union Free School District, 0.50% BANs, 2/12/2015	19,777,578
6,320,000		Waverly, NY CSD, 1.00% BANs, 6/27/2014	6,325,101
		TOTAL	626,525,291
		North Carolina—1.8%
20,765,000		Charlotte, NC, 0.09% CP (Wells Fargo Bank, N.A. LIQ), Mandatory Tender 5/1/2014	20,765,000
18,290,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.220%, 5/1/2014	18,290,000
7,165,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.090%, 5/7/2014	7,165,000
4,100,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.090%, 5/7/2014	4,100,000
3,560,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	3,560,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$4,010,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	$4,010,000
8,040,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	8,040,000
6,735,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.230%, 5/1/2014	6,735,000
8,780,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	8,780,000
2,110,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	2,110,000
5,400,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(U.S. Bank, N.A. LOC), 0.100%, 5/7/2014	5,400,000
2,615,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(U.S. Bank, N.A. LOC), 0.120%, 5/1/2014	2,615,000
15,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.140%, 5/1/2014	15,000,000
7,290,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	7,290,000
4,015,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.12% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 9/18/2014	4,015,000
7,300,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.090%, 5/7/2014	7,300,000
		TOTAL	125,175,000
		North Dakota—0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.130%, 5/7/2014	29,124,000
		Ohio—1.0%
6,180,000		Akron, OH, 1.00% BANs, 11/12/2014	6,204,036
10,000,000		Dayton CSD, OH, (Series 2013B), 1.25% BANs, 10/15/2014	10,043,329
465,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 5/1/2014	465,000
10,000,000		Franklin County, OH Hospital Facility Authority, (Series 2011C), 0.15% TOBs (Ohiohealth Corp,), Mandatory Tender 6/4/2014	10,000,000
5,480,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.190%, 5/1/2014	5,480,000
8,815,000		Lakewood, OH City School District, 1.00% BANs, 6/4/2014	8,821,407
5,000,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.120%, 5/1/2014	5,000,000
2,700,000		Lucas County, OH, 1.00% BANs, 7/16/2014	2,704,031
6,700,000		Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 5/1/2014	6,700,000
5,200,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.120%, 5/1/2014	5,200,000
10,910,000		Streetsboro, OH City School District, 1.00% BANs, 7/1/2014	10,923,558
		TOTAL	71,541,361
		Oklahoma—0.3%
6,535,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.160%, 5/1/2014	6,535,000
18,690,000		Oklahoma State Turnpike Authority, (Series 2006F) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 5/1/2014	18,690,000
		TOTAL	25,225,000
		Pennsylvania—3.7%
46,000,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 4323), 0.17% TOBs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), Optional Tender 6/26/2014	46,000,000
45,000,000		Beaver County, PA IDA, (Series 2006-B) Daily VRDNs (FirstEnergy Solutions Corp.)/(Citibank NA, New York LOC), 0.090%, 5/1/2014	45,000,000
3,700,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.110%, 5/1/2014	3,700,000
10,000,000		Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.100%, 5/1/2014	10,000,000
1,200,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.120%, 5/1/2014	1,200,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$21,100,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.120%, 5/1/2014	$21,100,000
4,015,000		Dallastown Area School District, PA, (Series of 2014) VRNs, 1.250%, 7/1/2014	4,040,433
6,000,000		Dallastown Area School District, PA, (Series of 2014) VRNs, 1.250%, 7/1/2014	6,053,088
15,445,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.140%, 5/1/2014	15,445,000
5,000,000	[3,4]	Hempfield, PA School District, RBC Muni Trust (Series 2011-E30) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.120%, 5/1/2014	5,000,000
9,285,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.110%, 5/1/2014	9,285,000
17,000,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.120%, 5/1/2014	17,000,000
2,155,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.130%, 5/1/2014	2,155,000
20,120,000	[3,4]	Pennsylvania EDFA, Stage Trust (Series 2009-81C) Weekly VRDNs (Aqua Pennsylvania, Inc. )/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.120%, 5/1/2014	20,120,000
100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 5/1/2014	100,000
19,805,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.140%, 5/1/2014	19,805,000
8,650,000		Philadelphia, PA Authority for Industrial Development, (2007 Series B-3) Weekly VRDNs (PNC Bank, N.A. LOC), 0.110%, 5/1/2014	8,650,000
11,800,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 0.090%, 5/1/2014	11,800,000
10,000,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.120%, 5/1/2014	10,000,000
2,200,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.110%, 5/1/2014	2,200,000
		TOTAL	258,653,521
		South Carolina—0.5%
5,000,000		Lexington, SC, (Series 2013B), 2.50% BANs (Lexington, SC Water & Sewage), 12/2/2014	5,064,588
2,075,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	2,075,000
8,650,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 5/1/2014	8,650,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.220%, 5/1/2014	4,000,000
4,740,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	4,740,000
12,605,000	[3,4]	South Carolina State, ROC's (Series 692WF), 0.20% TOBs (Wells Fargo & Co. LIQ), Optional Tender 5/15/2014	12,605,000
		TOTAL	37,134,588
		Tennessee—2.3%
39,090,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.100%, 5/7/2014	39,090,000
5,335,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.100%, 5/7/2014	5,335,000
35,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.180%, 5/1/2014	35,095,000
4,500,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	4,500,000
30,700,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Sevier County, TN)/(Bank of America N.A. LOC), 0.120%, 5/7/2014	30,700,000
32,415,000		Sullivan County, TN Health Educational & Housing Facilities Board, (Series 2005) Weekly VRDNs (Wellmont Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 5/1/2014	32,415,000
18,800,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.120%, 5/1/2014	18,800,000
		TOTAL	165,935,000
		Texas—12.4%
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.130%, 5/1/2014	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.150%, 5/1/2014	24,150,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$10,345,000	[3,4]	Denton, TX ISD, SPEARs (Series DB-513) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.150%, 5/1/2014	$10,345,000
13,650,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.130%, 5/1/2014	13,650,000
20,000,000		Gulf Coast, TX IDA, (Series 2012) Daily VRDNs (Exxon Mobil Corp.), 0.070%, 5/1/2014	20,000,000
20,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.090%, 5/7/2014	20,000,000
35,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Series 2009 C-2), 0.16% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 11/20/2014	35,000,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.14% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 12/3/2014	28,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.16% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 11/5/2014	57,500,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.13% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/31/2014	9,815,000
16,010,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.080%, 5/1/2014	16,010,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.120%, 5/1/2014	11,000,000
35,350,000		Houston, TX Airport System, (Series 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.110%, 5/7/2014	35,350,000
11,205,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.170%, 5/1/2014	11,205,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.180%, 5/1/2014	13,665,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.130%, 5/1/2014	5,130,000
50,000,000	[3,4]	Leander, TX ISD, SPEARs (DB-1253) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.150%, 5/1/2014	50,000,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.12% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 9/18/2014	18,965,000
11,000,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.100%, 5/1/2014	11,000,000
13,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.100%, 5/7/2014	13,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.100%, 5/7/2014	25,000,000
16,750,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.10% CP, Mandatory Tender 8/6/2014	16,750,000
33,595,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.220%, 5/1/2014	33,595,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.120%, 5/1/2014	15,000,000
10,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Health Care System), MVRENs (Series 2013B) , 0.210%, 5/1/2014	10,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.120%, 5/1/2014	8,685,000
16,000,000	[3,4]	Texas State Transportation Commission, Floater Certificates (Series 3371) Weekly VRDNs (Texas State Highway Fund)/(Morgan Stanley Bank, N.A. LIQ), 0.140%, 5/1/2014	16,000,000
192,050,000		Texas State, (Series 2013), 2.00% TRANs, 8/28/2014	193,180,360
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.140%, 5/1/2014	23,000,000
65,765,000		Texas State, Veterans Bonds (Series 2011A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 5/7/2014	65,765,000
54,000,000		Texas State, Veterans Bonds (Series 2013B) Weekly VRDNs (Bank of New York Mellon LIQ), 0.120%, 5/7/2014	54,000,000
10,215,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51), 0.12% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 9/24/2014	10,215,000
		TOTAL	878,475,360
		Utah—0.2%
11,550,000	[3,4]	Salt Lake County, UT Research Facility, (MT-847) Weekly VRDNs (Huntsman Cancer Foundation)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.190%, 5/1/2014	11,550,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Vermont—0.5%
$14,350,000		Vermont EDA, (Series 2006B) Weekly VRDNs (Wake Robin Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 5/1/2014	$14,350,000
18,600,000		Vermont Educational and Health Buildings Financing Agency, (Series 2008A) Weekly VRDNs (Fletcher Allen Health Care, Inc.)/(TD Bank, N.A. LOC), 0.100%, 5/7/2014	18,600,000
		TOTAL	32,950,000
		Virginia—1.4%
9,595,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.140%, 5/1/2014	9,595,000
4,955,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.200%, 5/1/2014	4,955,000
1,500,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.100%, 5/7/2014	1,500,000
14,800,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	14,800,000
12,000,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	12,000,000
9,150,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.240%, 5/1/2014	9,150,000
19,715,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.110%, 5/1/2014	19,715,000
18,410,000		Stafford County, VA and Staunton, VA IDA, Series 2008 A-1, 0.08% CP (Bank of America N.A. LOC), Mandatory Tender 5/1/2014	18,410,000
4,550,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.100%, 5/7/2014	4,550,000
5,000,000		Virginia Small Business Financing Authority, (Series 2008A) Weekly VRDNs (Hampton University)/(PNC Bank, N.A. LOC), 0.110%, 5/1/2014	5,000,000
		TOTAL	99,675,000
		Washington—0.6%
3,350,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.120%, 5/1/2014	3,350,000
18,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013), 0.270%, 5/1/2014	18,000,000
6,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013B), 0.270%, 5/1/2014	6,000,000
8,225,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C) Weekly VRDNs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.120%, 5/1/2014	8,225,000
4,000,000		Washington State Housing Finance Commission, (Series 2013), 0.43% TOBs (Family Tree and Lincoln Way LLC), Mandatory Tender 1/5/2015	4,000,000
		TOTAL	39,575,000
		West Virginia—1.0%
50,040,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.150%, 5/1/2014	50,040,000
22,900,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.120%, 5/1/2014	22,900,000
		TOTAL	72,940,000
		Wisconsin—2.9%
34,250,000		Milwaukee, WI, (Series 2012 C-6), 0.110%—1.000%, 5/12/2014 - 5/16/2014	34,250,000
3,500,000		Sparta, WI, 1.50% BANs, 11/1/2014	3,500,000
8,375,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.140%, 5/1/2014	8,375,000
9,375,000		Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.180%, 5/1/2014	9,375,000
19,970,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.10% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 5/16/2014	19,970,000
28,320,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.11% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 7/8/2014	28,320,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.130%, 5/1/2014	23,165,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.280%, 5/1/2014	3,770,000
4,365,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.130%, 5/1/2014	4,365,000
3,570,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 5/1/2014	3,570,000
63,306,000		Wisconsin State, GO Extendible Municipal Commercial Paper, 0.090%—0.110%, 5/5/2014 - 5/16/2014	63,306,000
		TOTAL	201,966,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wyoming—0.0%
$760,000	Sweetwater County, WY, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.110%, 5/7/2014	$760,000
	TOTAL MUNICIPAL INVESTMENTS-98.4% (AT AMORTIZED COST)[5]	6,954,356,830
	OTHER ASSETS AND LIABILITIES - NET—1.6%[6]	111,879,722
	TOTAL NET ASSETS—100%	$7,066,236,552
At April 30, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At April 30, 2014, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2014, these restricted securities amounted to $1,593,375,000, which represented 22.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2014, these liquid restricted securities amounted to $1,593,375,000, which represented 22.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
15
Federated Treasury Obligations Fund
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—55.5%
$500,000,000		Repurchase agreement 0.05%, dated 4/30/2014 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $500,000,694 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2022 and the market value of those underlying securities was $510,000,709.	$500,000,000
780,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.06%, dated 4/17/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $920,044,467 on 5/16/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2021 and the market value of those underlying securities was $938,421,949.	780,000,000
360,500,000	[1]	Interest in $1,002,000,000 joint repurchase agreement 0.07%, dated 3/20/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,002,116,900 on 5/19/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,022,123,496.	360,500,000
354,500,000	[1]	Interest in $412,000,000 joint repurchase agreement 0.07%, dated 4/24/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $412,072,100 on 7/23/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $420,245,726.	354,500,000
521,000,000	[1]	Interest in $600,000,000 joint repurchase agreement 0.06%, dated 2/3/2014 under which Bank of Montreal will repurchase securities provided as collateral for $600,091,000 on 5/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $612,088,758.	521,000,000
650,000,000		Repurchase agreement 0.05%, dated 4/30/2014 under which Bank of Nova Scotia will repurchase security provided as collateral for $650,000,903 on 5/1/2014. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 4/30/2016 and the market value of that underlying security was $663,001,008.	650,000,000
83,000,000		Repurchase agreement 0.05%, dated 4/30/2014 under which Barclays Capital, Inc. will repurchase security provided as collateral for $83,000,115 on 5/1/2014. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 7/31/2017 and the market value of that underlying security was $84,660,132.	83,000,000
700,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.06%, dated 4/16/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $920,042,933 on 5/15/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $938,421,952.	700,000,000
784,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.06%, dated 4/21/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $920,046,000 on 5/21/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2023 and the market value of those underlying securities was $938,415,699.	784,000,000
225,500,000		Interest in $550,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $550,000,764 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $561,000,816.	225,500,000
250,000,000		Repurchase agreement 0.05%, dated 4/30/2014 under which Citibank, N.A. will repurchase securities provided as collateral for $250,000,347 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $255,000,362.	250,000,000
345,000,000		Repurchase agreement 0.05%, dated 4/30/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $345,000,479 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $351,900,489.	345,000,000
393,000,000		Interest in $458,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $458,004,453 on 5/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2020 and the market value of those underlying securities was $467,160,665.	393,000,000
250,945,000		Interest in $4,000,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,005,556 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,005,676.	250,945,000
66,000,000		Interest in $70,000,000 joint repurchase agreement 0.03%, dated 4/30/2014 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $70,000,058 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2024 and the market value of those underlying securities was $71,400,463.	66,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$104,000,000		Repurchase agreement 0.01%, dated 4/30/2014 under which Deutsche Bank Securities, Inc. will repurchase security provided as collateral for $104,000,029 on 5/1/2014. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 4/30/2016 and the market value of that underlying security was $106,080,041.	$104,000,000
4,500,000,000		Repurchase agreement 0.05%, dated 4/30/2014 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $4,500,006,250 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $4,500,006,326.	4,500,000,000
550,000,000	[1]	Interest in $665,000,000 joint repurchase agreement 0.06%, dated 4/16/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $665,037,683 on 5/21/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $678,315,911.	550,000,000
1,000,000,000	[1]	Interest in $1,175,000,000 joint repurchase agreement 0.06%, dated 4/3/2014 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,175,066,542 on 5/8/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,198,554,023.	1,000,000,000
75,488,000		Repurchase agreement 0.04%, dated 4/30/2014 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $75,488,084 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2017 and the market value of those underlying securities was $77,002,704.	75,488,000
250,000,000		Repurchase agreement 0.05%, dated 4/30/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,000,347 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2021 and the market value of those underlying securities was $255,000,383.	250,000,000
195,500,000	[1]	Interest in $229,000,000 joint repurchase agreement 0.06%, dated 4/30/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $229,022,900 on 6/30/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $233,052,219.	195,500,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	12,938,433,000
		U.S. TREASURY—46.4%
336,000,000	[2]	United States Treasury Bills, 0.041% - 0.045%, 5/29/2014	335,989,018
364,750,000	[2]	United States Treasury Bills, 0.080%, 9/4/2014	364,647,870
300,000,000	[2]	United States Treasury Bills, 0.105%, 4/30/2015	299,681,500
1,123,500,000	[2]	United States Treasury Bills, 0.105%, 5/15/2014	1,123,454,123
87,500,000		United States Treasury Floating Rate Notes, 0.095%, 5/6/2014	87,461,159
935,000,000		United States Treasury Notes, 0.125% - 2.625%, 7/31/2014	938,726,151
2,192,000,000		United States Treasury Notes, 0.250% - 2.250%, 5/31/2014	2,194,793,827
859,400,000		United States Treasury Notes, 0.250% - 2.375%, 10/31/2014	864,631,003
605,750,000		United States Treasury Notes, 0.250% - 2.625%, 6/30/2014	607,684,373
711,500,000		United States Treasury Notes, 0.500% - 4.250%, 8/15/2014	714,548,647
877,050,000		United States Treasury Notes, 0.625%, 7/15/2014	877,977,833
1,542,500,000		United States Treasury Notes, 1.000% - 4.750%, 5/15/2014	1,544,451,906
125,000,000		United States Treasury Notes, 2.125%, 11/30/2014	126,465,696
283,500,000		United States Treasury Notes, 2.250%, 1/31/2015	288,012,931
125,000,000		United States Treasury Notes, 2.375%, 8/31/2014	125,921,685
82,000,000		United States Treasury Notes, 2.625%, 12/31/2014	83,339,673
156,500,000		United States Treasury Notes, 4.000%, 2/15/2015	161,291,049
74,000,000		United States Treasury Notes, 4.250%, 11/15/2014	75,642,257
		TOTAL U.S. TREASURY	10,814,720,701
		TOTAL INVESTMENTS—101.9% (AT AMORTIZED COST)[3]	23,753,153,701
		OTHER ASSETS AND LIABILITIES - NET—(1.9)%[4]	(435,876,654)
		TOTAL NET ASSETS—100%	$23,317,277,047
2

1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
April 30, 2014 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—53.2%
$15,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 04/30/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,000,694 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2016 and the market value of those underlying securities was $510,000,762.	$15,000,000
5,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.06%, dated 4/17/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $920,044,467 on 5/16/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2021 and the market value of those underlying securities was $938,421,949.	5,000,000
3,000,000	[1]	Interest in $1,002,000,000 joint repurchase agreement 0.07%, dated 3/20/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,002,116,900 on 5/19/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,022,123,496.	3,000,000
2,000,000	[1]	Interest in $412,000,000 joint repurchase agreement 0.07%, dated 4/24/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $412,072,100 on 7/23/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $420,245,726.	2,000,000
3,000,000	[1]	Interest in $600,000,000 joint repurchase agreement 0.06%, dated 2/3/2014 under which Bank of Montreal will repurchase securities provided as collateral for $600,091,000 on 5/5/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $612,088,758.	3,000,000
15,000,000		Interest in $550,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $550,000,764 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $561,000,816.	15,000,000
5,000,000	[1]	Interest in $920,000,000 joint repurchase agreement 0.06%, dated 4/21/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $920,046,000 on 5/21/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2023 and the market value of those underlying securities was $938,415,699.	5,000,000
2,000,000		Interest in $458,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $458,004,453 on 5/7/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2020 and the market value of those underlying securities was $467,160,665.	2,000,000
13,309,000		Interest in $4,000,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,005,556 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $4,080,005,676.	13,309,000
15,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.05%, dated 4/30/2014 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,002,083 on 5/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,530,002,127.	15,000,000
1,250,000	[1]	Interest in $229,000,000 joint repurchase agreement 0.06%, dated 4/30/2014 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $229,022,900 on 6/30/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $233,052,219.	1,250,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	79,559,000
		U.S. TREASURY—48.0%
4,000,000	[2]	United States Treasury Bills, 0.045%, 5/29/2014	3,999,860
3,000,000	[2]	United States Treasury Bills, 0.080%, 9/4/2014	2,999,160
1,000,000	[2]	United States Treasury Bills, 0.105%, 4/30/2015	998,938
6,000,000	[2]	United States Treasury Bills, 0.105%, 5/15/2014	5,999,755
500,000		United States Treasury Floating Rate Notes, 0.095%, 5/6/2014	499,778
6,500,000		United States Treasury Notes, 0.125% - 2.625%, 7/31/2014	6,538,553
16,000,000		United States Treasury Notes, 0.250% - 2.250%, 5/31/2014	16,017,365
3,000,000		United States Treasury Notes, 0.250% - 2.625%, 6/30/2014	3,008,395
5,250,000		United States Treasury Notes, 0.500% - 4.250%, 8/15/2014	5,267,277
6,700,000		United States Treasury Notes, 0.625%, 7/15/2014	6,707,164
1

Principal Amount		Value
	U.S. TREASURY—continued
$9,250,000	United States Treasury Notes, 1.000% - 4.750%, 5/15/2014	$9,261,955
1,000,000	United States Treasury Notes, 2.125%, 11/30/2014	1,011,726
2,500,000	United States Treasury Notes, 2.250%, 1/31/2015	2,539,796
3,500,000	United States Treasury Notes, 2.375%, 10/31/2014	3,539,339
750,000	United States Treasury Notes, 2.375%, 8/31/2014	755,530
500,000	United States Treasury Notes, 2.625%, 12/31/2014	508,169
1,000,000	United States Treasury Notes, 4.000%, 2/15/2015	1,030,614
1,000,000	United States Treasury Notes, 4.250%, 11/15/2014	1,022,193
	TOTAL U.S. TREASURY	71,705,567
	TOTAL INVESTMENTS—101.2% (AT AMORTIZED COST)[3]	151,264,567
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[4]	(1,847,724)
	TOTAL NET ASSETS—100%	$149,416,843
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-day' notice.
2	Discount rate at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2014.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2014